UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Brian C. Janssen

American Funds Strategic Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Strategic Bond Fund Annual report for the year ended December 31, 2022

Our distinctive
approach relies
on flexibility in the
pursuit of enhanced
long-term results

American Funds Strategic Bond Fund seeks to provide maximum total return consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Refer to page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.43% for Class F-2 shares and 0.73% for Class A shares as of the prospectus dated March 1, 2023 (unaudited). The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of December 31, 2022, was 4.60% for Class F-2 shares and 4.13% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 3.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a $10,000 investment

5	Investment portfolio

35	Financial statements

64	Board of trustees and other officers

Fellow investors:

As high inflation forced central banks to tighten aggressively, fixed income experienced one of its most challenging markets in decades. Sharply rising yields sent returns negative across all major bond sectors. For the 12 months ended December 31, American Funds Strategic Bond Fund returned –12.55%.

By comparison, the unmanaged Bloomberg U.S. Aggregate Index, the core bond benchmark that the fund seeks to outpace, returned –13.01%. The fund’s peer group, the Lipper Core Plus Bond Funds Average, returned –13.74%.

During the 12-month period, the fund paid distributions totaling 53 cents a share. This resulted in an income return of 4.74% for those investors who reinvested dividends and 4.67% for those who took them in cash.

Bond market overview

Last year was one of the most challenging on record for fixed income markets. Although economic growth in the U.S. and much of the rest of the world remained positive, developed economies experienced the highest levels of inflation in decades, deeply impacting financial markets. Central banks around the world took aggressive action to raise rates in an effort to control rising prices. As bond yields rose in response, prices fell — leading to losses across all major sectors.

In the U.S., a strong labor market alongside high and rising inflation led the U.S. Federal Reserve to raise its policy rate target sharply from 0–0.25% to 4.25–4.5% by the end of the year. The impact on bond yields was dramatic. The 10-year Treasury yield ended 2021 at 1.51% and peaked at 4.24% in October 2022, the highest since 2008 and an increase of 2.73%. It ultimately came back down to 3.88% by the end of the year, for a full-year change of 2.37%. For shorter term bonds, yields rose even more. Two- and five-year Treasuries ended the year at 4.43% and 4.01%, an increase of 3.70% and 2.75%, respectively, from when the year began. This characterizes a flattening of the yield curve, where short-term bond yields are rising faster than longer term bond yields. Much of the curve ended the year inverted, with short-term yields higher than longer term yields.

Results at a glance

For periods ended December 31, 2022, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	3 years	5 years	Lifetime (since 3/18/16)

American Funds Strategic Bond Fund (Class F-2 shares)	–12.55%	0.88%	2.23%	2.45%
American Funds Strategic Bond Fund (Class A shares)	–12.72	0.63	1.96	2.19
Bloomberg U.S. Aggregate Index*	–13.01	–2.71	0.02	0.56
Lipper Core Plus Bond Funds Average†	–13.74	–2.29	0.19	1.06

Past results are not predictive of results in future periods.

*	Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, please refer to the Quarterly Statistical Update, available on our website.

American Funds Strategic Bond Fund	1

When bond yields rise, prices feel a negative impact. As a result, the sharp move upward in yields drove negative bond results across virtually all fixed income sectors. Returns for the Bloomberg U.S. Aggregate Index (the “benchmark”) and the Bloomberg Global Aggregate Index1 were –13.01% and –16.25%, respectively. Amid heightened inflation, the Bloomberg U.S. Treasury Inflation-Protected Securities Index2 outpaced the benchmark, with a return of –11.85%. Mortgage bonds also had a difficult year due to detrimental supply and demand dynamics, with the Bloomberg U.S. Mortgage Backed Securities Index3 returning –11.81%.

Within U.S. credit sectors, investment-grade bonds were among the weakest, as the Bloomberg U.S. Corporate Investment Grade Index4 posted a return of –15.76%. These higher quality corporate bonds were hit both by rising interest rates and higher risk premiums, characterized by their spreads to Treasuries widening 38 basis points. High-yield corporates did moderately better, as the Bloomberg U.S. Corporate High-Yield Index5 returned –11.19% due largely to its relative lower interest rate exposure and higher starting yields. That stronger result occurred despite an even broader 186-basis-point spread widening. In emerging markets debt, local currency bonds outpaced dollar-denominated bonds, with returns of –11.69% for the JPM GBI-EM Global Diversified6 and –17.78% for the JPM EMBI Global Diversified7.

Inside the portfolio

When presented with one of the most difficult years in bond market history, American Funds Strategic Bond Fund was unwavering in its distinctive core-plus approach. It continued to focus investments on high-conviction interest rate and credit strategies, consisting largely of high-quality assets such as U.S. Treasuries and investment-grade bonds. Although its return was negative, the fund outpaced both its benchmark and peer average.

When formulating strategy, managers consider a diverse universe of investment opportunities to best implement their macroeconomic, sector and issuer-level research convictions. For example, the fund’s interest rate positioning can be best understood as expressed by a package of investments including components such as broad interest rate exposure, targeted investing at specific maturities along the Treasury yield curve and positions in currencies. In early 2022, the portfolio was positioned with less interest rate exposure than the index, which is characterized by a short duration position, due to a view that yields were poised to rise over the course of the year. This expectation played out as the Fed hiked and yields soared higher during most of the year, providing a strong contribution to results relative to the benchmark. As inflation appeared to be nearing its peak, the fund began to raise its interest rate exposure, moving closer to neutral versus the benchmark. This helped as yields retreated from their highs late in the year.

Within that broad duration view, managers also anticipated that short-term bond yields would rise more rapidly than longer term bond yields, which is characterized by a flattening of the yield curve. This is what ended up happening as the Fed’s impact was greater for shorter term bonds than those with longer term maturity profiles. In fact, the curve flattened significantly during much of the year, providing a positive contribution in the first half. Although managers pivoted away from the curve-flattening view in the second half of the year, the curve continued to flatten somewhat further. This limited the impact of curve positioning, but over the full year it was still the biggest contributor to relative returns within the broader interest rate strategy.

Within its interest rate positioning, the portfolio held exposure to the Japanese yen as a hedge to our rising rates expectation. Had our view on rates been incorrect, this position would have helped to limit losses. But instead, the U.S. dollar strengthened as the Fed hiked and the yen investment offset a portion of the gain from the broader interest rate strategy. Ultimately our duration and curve positioning package was by far the strongest driver of positive excess return versus the benchmark.

The portfolio held a notable exposure to Treasury Inflation-Protected Securities (TIPS) throughout the year. This benefited returns when inflation concerns mounted early in the year. However, when investors began to anticipate that inflation would level off sooner than later, the position had a negative impact and ultimately detracted from relative results.

On credit, results were mixed. From a broad perspective, the portfolio was defensively positioned. Less exposure to investment-grade corporate bonds (rated BBB and above) than the index was the

Past results are not predictive of results in future periods.

[1]	Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets.
[2]	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding.
[3]	Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
[4]	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
[5]	Bloomberg U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt.
[6]	J.P. Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified: JP Morgan Government Bond Index – Emerging Markets Global Diversified covers the universe of regularly traded, liquid fixed-rate, domestic currency emerging market government bonds to which international investors can gain exposure.
[7]	J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified: The J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified is a uniquely weighted emerging market debt benchmark that tracks total returns for U.S. dollar-denominated bonds issued by emerging market sovereign and quasi-sovereign entities.

2	American Funds Strategic Bond Fund

right call and provided a gain, but this was neutralized by some of the specific securities in the portfolio that had weak relative results. The emerging markets debt investing outcome was similar. Security selection losses within dollar-denominated bonds outweighed a positive contribution from investing in the local-currency bond sector. Some exposure to high-yield bonds (rated BB and below) had a positive impact earlier in the year as the sector outpaced the index, but credit default swap protection purchased late in the year created a net detraction when the high-yield sector saw stronger results. In aggregate, these credit sector results ultimately had little impact on relative returns.

At times, the fund’s interest rate strategies utilized interest rate swaps and futures to better execute the portfolio’s positioning based on how we expected yields to move. These, and the use of credit default swaps used to manage exposure to corporate bonds, had a net positive impact on results by helping to express our convictions more efficiently.

Looking ahead

Entering the year, interest rate markets appear to be more pessimistic than credit and equity markets in terms of outlook. We expect the Fed to end its interest rate hikes sometime in the first half of 2023, with its policy rate peaking near 5%. How quickly the central bank will pivot to rate cuts depends in large part on policymakers’ view of whether inflation is contained and also whether a recession hits. While we do not have a strong view on recession timing or depth, signals from the yield curve and other indicators lead us to believe that a recession is more likely than average this year.

Looking at these interest rate and yield curve indicators leads us to remain cautious on credit. The portfolio maintained its defensive posture entering the year. It has sharply less exposure than the benchmark in investment-grade credit. Managers are also hedging broad high-yield corporate bond market risk. In emerging markets, we see more upside potential, as central banks begin to pivot away from tightening measures and the dollar weakens. Across credit sectors, managers intend to invest selectively in idiosyncratic opportunities unearthed by our research analysts.

Managers continue to hold an allocation to TIPS. This position seeks to boost relative results if either inflation turns out to be more stubborn than the market anticipates or if a recession proves elusive and credit rallies with gains in riskier assets further stoking inflation.

Broadly speaking, managers are optimistic on bond market prospects in 2023, particularly compared to what investors experienced in 2022. The year begins with major bond sector yields near or above the highest levels since 2010. That provides strong income potential contributing to total return. It also creates a thicker cushion against potential bond price losses if yields drift higher than markets anticipate or if credit deteriorates and risk premiums rise. Unlike the sharp rate hikes we saw last year, by the end of 2023 markets anticipate cuts could be employed, which historically provide a tailwind to bond returns.

For these reasons, we believe a rates strategy-driven core-plus fund like American Funds Strategic Bond Fund has the potential to provide portfolio ballast in today’s environment. Our management team thanks you for your trust and support. We will continue pursuing excess returns predominately through investments in high-quality bonds that have historically provided diversification from equity volatility.

Cordially,

Ritchie R. Tuazon
President

February 9, 2023

For current information about the fund, visit capitalgroup.com.

American Funds Strategic Bond Fund	3

The value of a $10,000 investment

How a hypothetical $10,000 investment has fared (for the period March 18, 2016, to December 31, 2022, with distributions reinvested).

Fund results shown are for Class F-2 and Class A shares. Class A share results reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment. Thus, the net amount invested was $9,625.1 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: Refinitiv Lipper. Results of the Lipper Core Plus Bond Funds Average do not reflect any sales charges. Lipper categories are dynamic and averages may have few funds, especially over longer periods. For the number of funds included in the Lipper category for each fund’s lifetime, please refer to the Quarterly Statistical Update, available on our website.
[3]	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended December 31, 2022)

	1 year	5 years	Lifetime (since 3/18/16)

Class F-2 shares	–12.55%	2.23%	2.45%
Class A shares*	–15.98	1.17	1.62

*	Assumes payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

4	American Funds Strategic Bond Fund

Investment portfolio December 31, 2022

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	35.71%
AAA/Aaa	18.77
AA/Aa	5.44
A/A	8.59
BBB/Baa	11.13
Below investment grade	10.36
Short-term securities & other assets less liabilities	10.00
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 89.99%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 35.59%
U.S. Treasury 18.73%
U.S. Treasury 0.875% 1/31/2024	USD	3,300	$3,167
U.S. Treasury 2.25% 4/30/2024		1,224	1,185
U.S. Treasury 3.25% 8/31/2024		165	161
U.S. Treasury 1.50% 9/30/2024		97	92
U.S. Treasury 4.375% 10/31/2024		2,004	1,998
U.S. Treasury 4.50% 11/30/2024		4,015	4,016
U.S. Treasury 0.50% 3/31/2025[1]		44,338	40,744
U.S. Treasury 2.75% 5/15/2025		1,500	1,447
U.S. Treasury 2.875% 6/15/2025		11,612	11,223
U.S. Treasury 3.00% 7/15/2025		4,365	4,228
U.S. Treasury 4.25% 10/15/2025		1,217	1,216
U.S. Treasury 4.50% 11/15/2025		2,582	2,598
U.S. Treasury 4.00% 12/15/2025		2,675	2,658
U.S. Treasury 1.875% 6/30/2026		566	525
U.S. Treasury 0.875% 9/30/2026		2,093	1,859
U.S. Treasury 1.625% 9/30/2026		385	352
U.S. Treasury 1.75% 12/31/2026		24,924	22,821
U.S. Treasury 1.875% 2/28/2027		100	92
U.S. Treasury 2.75% 4/30/2027		1,950	1,849
U.S. Treasury 3.25% 6/30/2027		285,149	275,797
U.S. Treasury 2.75% 7/31/2027		100	95
U.S. Treasury 4.125% 10/31/2027		1,908	1,915
U.S. Treasury 3.125% 11/15/2028		205	195
U.S. Treasury 1.75% 1/31/2029		200	176
U.S. Treasury 1.875% 2/28/2029		47,310	41,898
U.S. Treasury 3.25% 6/30/2029		4,500	4,306
U.S. Treasury 2.625% 7/31/2029		387,904	357,268
U.S. Treasury 3.125% 8/31/2029[1]		826,581	784,802

American Funds Strategic Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 10/31/2029	USD	1,191	$1,192
U.S. Treasury 1.375% 11/15/2031		4,248	3,460
U.S. Treasury 1.875% 2/15/2032		247,136	209,605
U.S. Treasury 2.875% 5/15/2032		155,567	143,439
U.S. Treasury 2.75% 8/15/2032		4,174	3,800
U.S. Treasury 4.125% 11/15/2032		24,386	24,872
U.S. Treasury 4.375% 11/15/2039[1]		209,700	219,270
U.S. Treasury 1.125% 8/15/2040		45,000	28,056
U.S. Treasury 1.875% 2/15/2041[1]		268,000	189,835
U.S. Treasury 2.25% 5/15/2041		98,018	73,782
U.S. Treasury 1.75% 8/15/2041[1]		447,578	307,094
U.S. Treasury 3.25% 5/15/2042		85,000	74,636
U.S. Treasury 1.375% 8/15/2050		29,660	16,594
U.S. Treasury 1.625% 11/15/2050		66,000	39,529
U.S. Treasury 2.375% 5/15/2051		77,828	56,108
U.S. Treasury 3.00% 8/15/2052		353	293
			2,960,248

U.S. Treasury inflation-protected securities 16.86%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[2]		48,753	46,846
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[2]		155,951	148,231
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[2]		309,393	290,847
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[2]		157,874	148,763
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[2]		158,118	147,336
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[2]		212,755	212,485
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[2]		327,602	290,662
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[2]		607,780	531,772
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[2]		484,160	443,604
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[2]		3,781	2,554
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[1,2]		383,464	247,367
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[1,2]		238,716	154,234
			2,664,701

Total U.S. Treasury bonds & notes			5,624,949

Corporate bonds, notes & loans 23.88%
Financials 5.89%
Advisor Group Holdings, LLC 6.25% 3/1/2028[3]		2,500	2,301
AerCap Ireland Capital DAC 3.30% 1/30/2032		22,152	17,372
AerCap Ireland Capital DAC 3.85% 10/29/2041		12,312	8,748
AG Merger Sub II, Inc. 10.75% 8/1/2027[3]		2,500	2,534
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[3]		4,190	4,232
AIA Group, Ltd. 3.375% 4/7/2030		10,000	8,809
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[3]		9,355	8,393
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[3]		3,000	2,703
American Express Co. 2.55% 3/4/2027		24,375	22,210
American Express Co. 4.05% 5/3/2029		15,000	14,316
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[4]		10,000	9,476
Arthur J. Gallagher & Co. 3.50% 5/20/2051		5,758	4,044
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.25% 8/2/2029[5,6]		3,535	3,111
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[3]		5,250	5,206
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[4]		15,000	12,567
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[4]		20,000	19,566
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[4]		11,400	8,734
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[4]		10,482	8,415
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[4]		16,500	12,746
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[4]		17,544	16,708
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050)[4]		4,861	3,000
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[4]		8,250	5,188
Bank of Montreal 2.65% 3/8/2027		30,000	27,443
Bank of Nova Scotia 2.45% 2/2/2032		18,471	14,905
Berkshire Hathaway, Inc. 2.875% 3/15/2032		20,000	17,383
Berkshire Hathaway, Inc. 3.85% 3/15/2052		20,000	16,047
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]		7,975	6,516
Charles Schwab Corp. 2.45% 3/3/2027		17,775	16,231
Chubb INA Holdings, Inc. 2.85% 12/15/2051		8,089	5,384

6	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[4]	USD	4,375	$4,145
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030)[4]		3,550	3,268
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[4]		12,513	9,908
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[4]		8,085	6,545
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[4]		3,777	3,548
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[4]		14,875	15,393
CME Group, Inc. 2.65% 3/15/2032		25,000	21,010
Coinbase Global, Inc. 3.375% 10/1/2028[3]		11,300	5,988
Coinbase Global, Inc. 3.625% 10/1/2031[3]		46,125	22,274
Commonwealth Bank of Australia 2.688% 3/11/2031[3]		6,975	5,390
Compass Diversified Holdings 5.25% 4/15/2029[3]		5,280	4,525
Compass Diversified Holdings 5.00% 1/15/2032[3]		5,100	4,058
Corebridge Financial, Inc. 3.85% 4/5/2029[3]		7,945	7,253
Corebridge Financial, Inc. 3.90% 4/5/2032[3]		9,251	8,105
Corebridge Financial, Inc. 4.35% 4/5/2042[3]		2,597	2,141
Corebridge Financial, Inc. 4.40% 4/5/2052[3]		17,189	13,708
Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]		10,225	7,957
Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[3,4]		5,300	5,441
Danske Bank AS 3.875% 9/12/2023[3]		4,600	4,544
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]		12,525	11,535
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[4]		1,995	1,927
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[4]		9,425	8,324
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 11/30/2026[5,6,7]		1,953	1,697
Digital Currency Group, Inc., Term Loan, 8.75% 11/30/2026[5,7]		2,603	2,087
Discover Financial Services 6.70% 11/29/2032		4,450	4,537
FS Energy and Power Fund 7.50% 8/15/2023[3]		4,098	4,111
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[4]		9,340	8,179
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]		1,070	979
Goldman Sachs Group, Inc. 2.60% 2/7/2030		7,915	6,623
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[4]		17,185	13,746
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[4]		40,000	31,683
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[4]		8,858	6,414
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[4]		4,855	3,587
Hightower Holding, LLC 6.75% 4/15/2029[3]		3,380	2,841
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[4]		20,000	17,347
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[4]		1,479	1,133
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[4]		8,521	6,612
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[4]		15,000	13,933
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 5.068% 7/3/2023[6]		2,055	2,038
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		2,024	1,768
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 5.824% 2/24/2023[6]		2,483	2,475
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.007% 2/24/2025[6]		2,993	2,821
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		3,056	2,900
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		2,702	2,498
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		1,072	947
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		476	426
HUB International, Ltd. 5.625% 12/1/2029[3]		7,300	6,385
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[4]		7,952	7,023
Intercontinental Exchange, Inc. 2.65% 9/15/2040		5,700	3,966
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[3]		9,875	8,217
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[4]		10,000	9,264
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[4]		15,750	14,270
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[4]		11,000	10,522
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[4]		7,480	7,304
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[4]		3,816	3,131
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[4]		9,675	7,423
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[4]		9,139	7,343
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[4]		15,040	11,926
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[4]		3,389	2,767

American Funds Strategic Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[4]	USD	1,316	$1,222
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[4]		2,740	2,617
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[4]		3,600	2,374
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[4]		5,000	4,406
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		7,309	5,922
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[4]		4,895	4,816
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[4]		3,159	2,775
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[4]		13,914	13,255
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[4]		17,686	13,611
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[4]		3,765	3,548
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[4]		10,762	9,870
National Australia Bank, Ltd. 2.99% 5/21/2031[3]		17,000	13,347
National Financial Partners Corp. 6.875% 8/15/2028[3]		3,685	3,046
Navient Corp. 5.625% 8/1/2033		8,350	5,963
Oxford Finance, LLC 6.375% 2/1/2027[3]		6,055	5,644
Progressive Corp. 2.50% 3/15/2027		20,000	18,443
Progressive Corp. 3.00% 3/15/2032		20,000	17,422
Toronto-Dominion Bank 2.00% 9/10/2031		20,000	15,799
Travelers Companies, Inc. 2.55% 4/27/2050		361	225
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2049)[3,4]		5,375	4,097
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[4]		1,650	1,533
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[4]		10,000	9,783
Wells Fargo & Company 2.572% 2/11/2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]		4,114	3,416
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[4]		20,000	16,902
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[4]		7,985	7,606
Wells Fargo & Company 5.013% 4/4/2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[4]		2,200	1,949
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[4]		15,080	12,848
Westpac Banking Corp. 1.953% 11/20/2028		7,248	6,178
			930,815

Consumer discretionary 2.82%
Affinity Gaming 6.875% 12/15/2027[3]		3,000	2,547
Allied Universal Holdco, LLC 4.625% 6/1/2028[3]		4,720	3,907
Allied Universal Holdco, LLC 6.00% 6/1/2029[3]		1,915	1,392
Amazon.com, Inc. 1.00% 5/12/2026		20,000	17,738
Amazon.com, Inc. 2.10% 5/12/2031		20,000	16,384
Amazon.com, Inc. 3.10% 5/12/2051		10,000	7,172
Asbury Automotive Group, Inc. 4.625% 11/15/2029[3]		2,865	2,418
Asbury Automotive Group, Inc. 5.00% 2/15/2032[3]		3,495	2,880
Atlas LuxCo 4 SARL 4.625% 6/1/2028[3]		3,605	2,927
AutoNation, Inc. 3.85% 3/1/2032		15,000	12,009
Bayerische Motoren Werke AG 3.90% 4/9/2025[3]		5,300	5,190
Bayerische Motoren Werke AG 3.45% 4/1/2027[3]		8,625	8,154
Bayerische Motoren Werke AG 2.55% 4/1/2031[3]		2,600	2,154
Bayerische Motoren Werke AG 3.70% 4/1/2032[3]		6,075	5,446
Booking Holdings, Inc. 4.625% 4/13/2030		4,000	3,873
Boyd Gaming Corp. 4.75% 12/1/2027		2,300	2,146
Boyd Gaming Corp. 4.75% 6/15/2031[3]		9,565	8,333
Burger King Corp. 5.75% 4/15/2025[3]		3,200	3,181
Caesars Entertainment, Inc. 6.25% 7/1/2025[3]		2,795	2,721
Caesars Entertainment, Inc. 4.625% 10/15/2029[3]		2,455	2,002
Caesars Resort Collection, LLC 5.75% 7/1/2025[3]		2,705	2,652
Carnival Corp. 4.00% 8/1/2028[3]		11,000	8,991
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[3]		7,775	6,548
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[3]		19,871	15,455
Everi Holdings, Inc. 5.00% 7/15/2029[3]		5,750	4,947
Fertitta Entertainment, Inc. 4.625% 1/15/2029[3]		5,000	4,238
Fertitta Entertainment, Inc. 6.75% 1/15/2030[3]		15,000	12,127
Ford Motor Co. 2.90% 2/10/2029		5,725	4,580
Ford Motor Credit Company, LLC 5.125% 6/16/2025		4,175	4,023
Ford Motor Credit Company, LLC 2.70% 8/10/2026		7,820	6,801
Ford Motor Credit Company, LLC 4.95% 5/28/2027		4,670	4,365

8	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Company 6.80% 10/1/2027	USD	1,882	$1,957
Grand Canyon University 3.25% 10/1/2023		2,750	2,716
Grand Canyon University 4.375% 10/1/2026		10,000	9,205
Grand Canyon University 5.125% 10/1/2028		7,000	6,603
Grupo Axo, SAPI de CV, 5.75% 6/8/2026[3]		4,450	3,882
Hilton Grand Vacations Borrower 5.00% 6/1/2029[3]		3,403	2,931
Hilton Worldwide Holdings, Inc. 4.00% 5/1/2031[3]		4,485	3,762
Home Depot, Inc. 2.95% 6/15/2029		1,435	1,301
International Game Technology PLC 5.25% 1/15/2029[3]		5,600	5,228
Jacobs Entertainment, Inc. 6.75% 2/15/2029[3]		5,305	4,795
Lowe’s Companies, Inc. 5.625% 4/15/2053		10,000	9,630
Marriott International, Inc. 5.75% 5/1/2025		129	130
Marriott International, Inc. 2.85% 4/15/2031		13,790	11,200
Marriott International, Inc. 2.75% 10/15/2033		1,915	1,466
McDonald’s Corp. 4.60% 9/9/2032		5,090	4,993
McDonald’s Corp. 3.625% 9/1/2049		979	741
McDonald’s Corp. 4.20% 4/1/2050		2,259	1,891
McDonald’s Corp. 5.15% 9/9/2052		2,620	2,528
Meituan Dianping 3.05% 10/28/2030		10,000	7,721
Melco International Development, Ltd. 5.375% 12/4/2029[3]		10,460	8,411
MercadoLibre, Inc. 2.375% 1/14/2026		4,255	3,822
MercadoLibre, Inc. 3.125% 1/14/2031		1,275	987
MGM Resorts International 6.00% 3/15/2023		1,900	1,897
MGM Resorts International 6.75% 5/1/2025		3,500	3,523
Mohegan Gaming & Entertainment 8.00% 2/1/2026[3]		19,505	18,277
Motel 6 Operating, LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 9.318% 9/9/2026[5,6]		1,931	1,907
NCL Corp., Ltd. 5.875% 3/15/2026[3]		5,600	4,408
NCL Corp., Ltd. 5.875% 2/15/2027[3]		3,805	3,301
NCL Corp., Ltd. 7.75% 2/15/2029[3]		4,880	3,679
Nordstrom, Inc. 4.25% 8/1/2031		6,000	4,299
Party City Holdings, Inc. 8.75% 2/15/2026[3]		8,080	2,343
Party City Holdings, Inc. 6.625% 8/1/2026[3]		560	14
Premier Entertainment Sub, LLC 5.625% 9/1/2029[3]		15,000	11,080
Premier Entertainment Sub, LLC 5.875% 9/1/2031[3]		15,000	10,630
QVC, Inc. 4.85% 4/1/2024		2,150	1,993
Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[3]		975	670
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[3]		16,160	13,083
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[3]		5,000	3,999
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[3]		11,931	12,006
Sally Holdings, LLC 5.625% 12/1/2025		5,600	5,403
Sands China, Ltd. 5.90% 8/8/2028		3,250	3,047
Scientific Games Holdings, LP 6.625% 3/1/2030[3]		5,195	4,395
Stellantis Finance US, Inc. 1.711% 1/29/2027[3]		18,350	15,771
Stellantis Finance US, Inc. 2.691% 9/15/2031[3]		15,100	11,557
Studio City Co., Ltd. 7.00% 2/15/2027[3]		7,380	6,912
Toyota Motor Credit Corp. 3.375% 4/1/2030		2,865	2,605
Universal Entertainment Corp. 8.50% 12/11/2024[3]		5,500	5,138
VICI Properties, LP / VICI Note Co., Inc. 3.75% 2/15/2027[3]		955	868
Wheel Pros, Inc. 6.50% 5/15/2029[3]		2,185	776
Wyndham Worldwide Corp. 4.375% 8/15/2028[3]		3,340	3,002
Wynn Resorts Finance, LLC 7.75% 4/15/2025[3]		775	772
Wynn Resorts Finance, LLC 5.125% 10/1/2029[3]		5,490	4,715
			445,271

Health care 2.55%
AbbVie, Inc. 2.60% 11/21/2024		3,616	3,462
AbbVie, Inc. 3.20% 11/21/2029		1,207	1,091
AmerisourceBergen Corp. 2.70% 3/15/2031		9,250	7,701
Amgen, Inc. 3.00% 2/22/2029		600	532
Amgen, Inc. 4.05% 8/18/2029		16,075	15,058
Amgen, Inc. 4.20% 3/1/2033		14,000	12,996
Amgen, Inc. 4.875% 3/1/2053		4,975	4,440
AstraZeneca Finance, LLC 1.75% 5/28/2028		3,050	2,623
AstraZeneca PLC 3.375% 11/16/2025		3,600	3,478
Avantor Funding, Inc. 4.625% 7/15/2028[3]		5,785	5,268
Banner Health 2.913% 1/1/2051		10,000	6,634
Bausch Health Americas, Inc. 9.25% 4/1/2026[3]		6,930	4,862

American Funds Strategic Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bausch Health Americas, Inc. 8.50% 1/31/2027[3]	USD	700	$367
Bausch Health Companies, Inc. 5.00% 2/15/2029[3]		5,100	2,451
Baxter International, Inc. 2.272% 12/1/2028		5,032	4,301
Baxter International, Inc. 2.539% 2/1/2032		8,938	7,123
Baylor Scott & White Holdings 0.827% 11/15/2025		5,463	4,833
Baylor Scott & White Holdings 1.777% 11/15/2030		19,087	14,790
Becton, Dickinson and Company 4.298% 8/22/2032		10,000	9,390
Centene Corp. 2.45% 7/15/2028		24,165	20,443
Centene Corp. 3.00% 10/15/2030		3,625	2,980
Centene Corp. 2.625% 8/1/2031		6,580	5,183
Cigna Corp. 2.375% 3/15/2031		1,713	1,406
CVS Health Corp. 1.75% 8/21/2030		1,865	1,474
Endo DAC 6.00% 6/30/2028[3,8]		4,300	236
Endo International PLC 5.875% 10/15/2024[3]		625	497
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/2029[3]		2,725	2,072
GE Healthcare Holding, LLC 5.65% 11/15/2027[3]		15,000	15,202
GE Healthcare Holding, LLC 5.905% 11/22/2032[3]		15,000	15,591
GE Healthcare Holding, LLC 6.377% 11/22/2052[3]		2,825	3,018
Gilead Sciences, Inc. 2.80% 10/1/2050		1,462	941
HCA, Inc. 3.50% 9/1/2030		3,300	2,854
HCA, Inc. 3.625% 3/15/2032[3]		5,028	4,268
HCA, Inc. 5.25% 6/15/2049		2,300	1,970
HCA, Inc. 4.625% 3/15/2052[3]		5,856	4,585
Humana, Inc. 3.70% 3/23/2029		2,598	2,384
LifePoint Health, Inc. 6.75% 4/15/2025[3]		2,500	2,357
Merck & Co., Inc. 2.75% 12/10/2051		8,271	5,567
Minerva Merger Sub, Inc. 6.50% 2/15/2030[3]		10,000	7,388
Mozart Debt Merger Sub, Inc. 3.875% 4/1/2029[3]		5,000	4,039
Mozart Debt Merger Sub, Inc. 5.25% 10/1/2029[3]		8,000	6,368
Organon Finance 1, LLC 4.125% 4/30/2028[3]		5,545	4,919
Owens & Minor, Inc. 6.625% 4/1/2030[3]		6,825	5,874
Par Pharmaceutical, Inc. 7.50% 4/1/2027[3]		3,000	2,286
Radiology Partners, Inc. 9.25% 2/1/2028[3]		665	374
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		1,395	1,081
Roche Holdings, Inc. 1.93% 12/13/2028[3]		23,675	20,279
Roche Holdings, Inc. 2.607% 12/13/2051[3]		9,473	6,180
Summa Health 3.511% 11/15/2051		9,945	6,749
Sutter Health 1.321% 8/15/2025		6,000	5,453
Team Health Holdings, Inc. 6.375% 2/1/2025[3]		1,475	852
Tenet Healthcare Corp. 5.125% 11/1/2027[3]		4,100	3,822
Tenet Healthcare Corp. 6.125% 10/1/2028[3]		2,900	2,603
Tenet Healthcare Corp. 4.375% 1/15/2030[3]		15,000	13,010
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024		5,710	5,608
Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025		1,750	1,743
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026		7,300	6,399
Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027		14,245	12,894
Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028		3,900	3,811
Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029		16,280	14,519
Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046		5,000	3,068
UnitedHealth Group, Inc. 5.30% 2/15/2030		7,300	7,540
UnitedHealth Group, Inc. 2.00% 5/15/2030		5,404	4,471
UnitedHealth Group, Inc. 4.20% 5/15/2032		4,599	4,380
UnitedHealth Group, Inc. 5.35% 2/15/2033		12,935	13,387
UnitedHealth Group, Inc. 3.25% 5/15/2051		14,216	10,242
UnitedHealth Group, Inc. 4.75% 5/15/2052		4,503	4,183
UnitedHealth Group, Inc. 5.875% 2/15/2053		7,300	7,930
West Virginia United Health System Obligated Group 3.129% 6/1/2050		2,775	1,791
Zoetis, Inc. 5.60% 11/16/2032		5,275	5,485
			403,156

Communication services 2.14%
AT&T, Inc. 4.35% 3/1/2029		1,250	1,191
AT&T, Inc. 2.25% 2/1/2032		5,000	3,932
AT&T, Inc. 3.50% 9/15/2053		22,215	15,094
CCO Holdings, LLC 4.75% 3/1/2030[3]		2,200	1,902
CCO Holdings, LLC 4.25% 2/1/2031[3]		13,500	10,859
CCO Holdings, LLC 4.75% 2/1/2032[3]		20,000	16,255

10	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
CCO Holdings, LLC 4.50% 6/1/2033[3]	USD	7,875	$6,058
CCO Holdings, LLC 4.25% 1/15/2034[3]		8,725	6,456
Consolidated Communications, Inc. 5.00% 10/1/2028[3]		2,800	2,069
DISH Network Corp. 11.75% 11/15/2027[3]		10,125	10,440
Embarq Corp. 7.995% 6/1/2036		1,250	584
Front Range BidCo, Inc. 6.125% 3/1/2028[3]		5,000	2,846
Frontier Communications Corp. 5.00% 5/1/2028[3]		5,125	4,479
Gray Escrow II, Inc. 5.375% 11/15/2031[3]		2,650	1,914
Lamar Media Corp. 4.875% 1/15/2029		3,600	3,319
Level 3 Communications, Inc. 3.875% 11/15/2029[3]		1,200	949
Meta Platforms, Inc. 3.85% 8/15/2032		45,000	39,726
Meta Platforms, Inc. 4.45% 8/15/2052		22,500	17,996
Midas OpCo Holdings, LLC 5.625% 8/15/2029[3]		5,810	4,802
Netflix, Inc. 3.625% 6/15/2025[3]		2,225	2,134
Netflix, Inc. 4.875% 4/15/2028		15,250	14,759
Netflix, Inc. 5.875% 11/15/2028		15,466	15,714
Netflix, Inc. 6.375% 5/15/2029		275	284
Netflix, Inc. 5.375% 11/15/2029[3]		1,050	1,020
Netflix, Inc. 4.875% 6/15/2030[3]		1,535	1,434
News Corp. 3.875% 5/15/2029[3]		3,725	3,236
News Corp. 5.125% 2/15/2032[3]		3,825	3,486
Nexstar Broadcasting, Inc. 4.75% 11/1/2028[3]		6,000	5,199
Sirius XM Radio, Inc. 4.00% 7/15/2028[3]		7,600	6,629
Sirius XM Radio, Inc. 3.875% 9/1/2031[3]		10,575	8,271
Tencent Holdings, Ltd. 3.68% 4/22/2041		2,304	1,698
Tencent Holdings, Ltd. 3.24% 6/3/2050[3]		12,852	8,149
Tencent Holdings, Ltd. 3.24% 6/3/2050		2,005	1,271
Tencent Holdings, Ltd. 3.84% 4/22/2051		4,558	3,238
Tencent Holdings, Ltd. 3.84% 4/22/2051[3]		2,135	1,517
T-Mobile US, Inc. 2.55% 2/15/2031		19,963	16,357
T-Mobile US, Inc. 2.875% 2/15/2031		3,037	2,514
T-Mobile US, Inc. 3.40% 10/15/2052		7,214	4,880
Univision Communications, Inc. 6.625% 6/1/2027[3]		7,100	6,865
Univision Communications, Inc. 4.50% 5/1/2029[3]		6,750	5,657
Univision Communications, Inc. 7.375% 6/30/2030[3]		2,050	1,962
Verizon Communications, Inc. 2.55% 3/21/2031		12,200	10,063
Verizon Communications, Inc. 3.55% 3/22/2051		20,000	14,340
Verizon Communications, Inc. 3.875% 3/1/2052		7,500	5,725
VZ Secured Financing BV 5.00% 1/15/2032[3]		5,600	4,561
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[3]		18,191	15,031
WarnerMedia Holdings, Inc. 5.141% 3/15/2052[3]		21,863	15,978
Ziggo Bond Co. BV 5.125% 2/28/2030[3]		5,000	4,046
Ziggo Bond Finance BV 4.875% 1/15/2030[3]		1,425	1,195
			338,084

Energy 2.03%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[3]		2,990	2,279
Apache Corp. 4.625% 11/15/2025		5,395	5,216
Apache Corp. 4.25% 1/15/2030		495	439
Apache Corp. 4.75% 4/15/2043		11,335	8,572
Apache Corp. 5.35% 7/1/2049		350	283
Baker Hughes Holdings, LLC 2.061% 12/15/2026		3,341	2,999
BP Capital Markets America, Inc. 2.721% 1/12/2032		25,000	20,904
Callon Petroleum Co. 7.50% 6/15/2030[3]		7,005	6,419
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		2,000	1,887
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		6,455	5,455
Cenovus Energy, Inc. 5.375% 7/15/2025		1,095	1,092
Cenovus Energy, Inc. 5.25% 6/15/2037		523	479
Cenovus Energy, Inc. 5.40% 6/15/2047		356	320
Cheniere Energy Partners, LP 4.00% 3/1/2031		4,790	4,085
Chesapeake Energy Corp. 5.50% 2/1/2026[3]		1,800	1,739
Chesapeake Energy Corp. 5.875% 2/1/2029[3]		1,550	1,471
Chevron Corp. 2.236% 5/11/2030		3,290	2,827
Chevron Corp. 3.078% 5/11/2050		1,181	853
CNX Resources Corp. 7.375% 1/15/2031[3]		3,079	2,955
Comstock Resources, Inc. 5.875% 1/15/2030[3]		3,015	2,596
Continental Resources, Inc. 2.875% 4/1/2032[3]		5,739	4,259

American Funds Strategic Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
CrownRock, LP 5.00% 5/1/2029[3]	USD	7,000	$6,327
DT Midstream, Inc. 4.375% 6/15/2031[3]		9,905	8,323
Enbridge Energy Partners, LP 5.875% 10/15/2025		155	158
Energean Israel Finance, Ltd. 4.50% 3/30/2024[3]		2,395	2,317
Energean Israel Finance, Ltd. 5.875% 3/30/2031[3]		2,765	2,425
Energy Transfer Operating, LP 2.90% 5/15/2025		3,201	3,017
Energy Transfer Operating, LP 3.75% 5/15/2030		6,403	5,660
Energy Transfer Partners, LP 6.125% 12/15/2045		1,170	1,088
Energy Transfer Partners, LP 5.30% 4/15/2047		647	542
Energy Transfer Partners, LP 6.00% 6/15/2048		352	319
Energy Transfer Partners, LP 6.25% 4/15/2049		1,000	935
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2049)[4]		2,848	2,456
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2049)[4]		2,700	2,015
Enterprise Products Operating, LLC 3.20% 2/15/2052		1,697	1,120
EQM Midstream Partners, LP 6.00% 7/1/2025[3]		7,200	6,960
EQM Midstream Partners, LP 6.50% 7/1/2027[3]		3,620	3,466
EQM Midstream Partners, LP 4.50% 1/15/2029[3]		2,555	2,150
EQM Midstream Partners, LP 4.75% 1/15/2031[3]		2,850	2,335
EQT Corp. 6.125% 2/1/2025[4]		2,000	2,008
EQT Corp. 3.90% 10/1/2027		2,500	2,313
EQT Corp. 5.00% 1/15/2029		980	923
EQT Corp. 3.625% 5/15/2031[3]		3,015	2,559
Equinor ASA 3.70% 4/6/2050		1,217	966
Exxon Mobil Corp. 4.227% 3/19/2040		1,200	1,085
Exxon Mobil Corp. 3.452% 4/15/2051		1,229	932
Gray Oak Pipeline, LLC 2.60% 10/15/2025[3]		4,442	4,033
Guara Norte SARL 5.198% 6/15/2034[3]		9,656	8,184
Hilcorp Energy I, LP 5.75% 2/1/2029[3]		1,285	1,146
Hilcorp Energy I, LP 6.00% 4/15/2030[3]		2,700	2,405
Hilcorp Energy I, LP 6.00% 2/1/2031[3]		865	749
Hilcorp Energy I, LP 6.25% 4/15/2032[3]		4,550	3,933
Kinder Morgan, Inc. 3.25% 8/1/2050		3,345	2,174
Leviathan Bond, Ltd. 5.75% 6/30/2023[3]		3,410	3,407
Leviathan Bond, Ltd. 6.75% 6/30/2030[3]		3,245	3,071
Magellan Midstream Partners, LP 3.95% 3/1/2050		12,500	9,203
Marathon Oil Corp. 4.40% 7/15/2027		1,175	1,124
MPLX, LP 1.75% 3/1/2026		5,933	5,295
MPLX, LP 2.65% 8/15/2030		6,409	5,208
MPLX, LP 4.95% 9/1/2032		9,163	8,619
Murphy Oil Corp. 5.875% 12/1/2027		1,965	1,894
MV24 Capital BV 6.748% 6/1/2034		6,397	5,857
MV24 Capital BV 6.748% 6/1/2034[3]		1,229	1,125
Neptune Energy Group Holdings, Ltd. 6.625% 5/15/2025[3]		2,775	2,699
New Fortress Energy, Inc. 6.50% 9/30/2026[3]		6,985	6,500
NGL Energy Operating, LLC 7.50% 2/1/2026[3]		12,925	11,531
NGPL PipeCo, LLC 3.25% 7/15/2031[3]		5,000	4,080
ONEOK, Inc. 5.85% 1/15/2026		1,032	1,046
ONEOK, Inc. 4.55% 7/15/2028		130	123
ONEOK, Inc. 4.35% 3/15/2029		230	213
ONEOK, Inc. 3.10% 3/15/2030		1,788	1,502
ONEOK, Inc. 4.95% 7/13/2047		402	326
ONEOK, Inc. 5.20% 7/15/2048		4,988	4,177
ONEOK, Inc. 7.15% 1/15/2051		2,610	2,666
Petróleos Mexicanos 6.875% 10/16/2025		25,000	24,514
Petróleos Mexicanos 4.50% 1/23/2026		2,188	1,977
Petróleos Mexicanos 6.70% 2/16/2032		11,544	9,087
Petrorio Luxembourg SARL 6.125% 6/9/2026[3]		6,090	5,804
Pioneer Natural Resources Company 1.90% 8/15/2030		6,555	5,148
Qatar Petroleum 3.30% 7/12/2051[3]		5,855	4,337
Range Resources Corp. 4.75% 2/15/2030[3]		1,340	1,183
SM Energy Co. 6.50% 7/15/2028		1,350	1,296
Southwestern Energy Co. 8.375% 9/15/2028		1,035	1,069
Southwestern Energy Co. 5.375% 3/15/2030		8,780	8,024
Southwestern Energy Co. 4.75% 2/1/2032		2,200	1,884
Sunoco Logistics Operating Partners, LP 5.40% 10/1/2047		1,090	928

12	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sunoco, LP 4.50% 5/15/2029	USD	2,595	$2,274
Targa Resources Partners, LP 4.875% 2/1/2031		3,290	2,975
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[3]		3,970	3,389
Western Midstream Operating, LP 3.35% 2/1/2025[4]		1,532	1,452
Western Midstream Operating, LP 4.30% 2/1/2030[4]		1,101	964
Western Midstream Operating, LP 5.50% 2/1/2050[4]		2,539	2,096
			320,219

Industrials 1.98%
Allegiant Travel Co. 7.25% 8/15/2027[3]		4,906	4,673
Allison Transmission Holdings, Inc. 3.75% 1/30/2031[3]		4,575	3,769
Ashtead Capital, Inc. 5.50% 8/11/2032[3]		10,000	9,594
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 7.134% 9/22/2028[5,6]		8,910	8,798
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 10.134% 9/21/2029[5,6]		2,590	2,514
Avis Budget Car Rental, LLC 5.75% 7/15/2027[3]		5,340	4,839
Avis Budget Group, Inc. 5.375% 3/1/2029[3]		4,030	3,453
Boeing Company 4.875% 5/1/2025		162	161
Boeing Company 5.15% 5/1/2030		22,866	22,365
Boeing Company 3.625% 2/1/2031		7,848	6,896
Boeing Company 3.60% 5/1/2034		6,460	5,185
Boeing Company 5.705% 5/1/2040		4,000	3,831
Bombardier, Inc. 7.125% 6/15/2026[3]		6,570	6,386
Bombardier, Inc. 7.875% 4/15/2027[3]		3,000	2,916
Bombardier, Inc. 6.00% 2/15/2028[3]		4,180	3,870
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		3,856	2,826
BWX Technologies, Inc. 4.125% 6/30/2028[3]		4,760	4,294
Canadian Pacific Railway, Ltd. 2.05% 3/5/2030		2,000	1,643
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031		5,763	4,788
Canadian Pacific Railway, Ltd. 3.00% 12/2/2041		14,207	10,771
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		16,554	11,206
Carrier Global Corp. 3.377% 4/5/2040		1,028	784
Carrier Global Corp. 3.577% 4/5/2050		893	641
Clarivate Science Holdings Corp. 3.875% 7/1/2028[3]		2,525	2,191
CoreLogic, Inc. 4.50% 5/1/2028[3]		14,000	10,759
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.938% 6/4/2029[5,6]		3,375	2,452
CP Atlas Buyer, Inc. 7.00% 12/1/2028[3]		950	707
CSX Corp. 2.40% 2/15/2030		2,228	1,893
CSX Corp. 3.80% 4/15/2050		546	426
Eaton Corp. 4.15% 3/15/2033		10,118	9,438
Eaton Corp. 4.70% 8/23/2052		3,891	3,543
F-Brasile SpA 7.375% 8/15/2026[3]		526	431
General Dynamics Corp. 2.25% 6/1/2031		8,576	7,199
GFL Environmental, Inc. 3.75% 8/1/2025[3]		7,700	7,289
Lockheed Martin Corp. 5.10% 11/15/2027		8,371	8,570
Lockheed Martin Corp. 5.25% 1/15/2033		13,204	13,657
Lockheed Martin Corp. 5.70% 11/15/2054		6,373	6,719
Mileage Plus Holdings, LLC 6.50% 6/20/2027[3]		3,515	3,502
PM General Purchaser, LLC 9.50% 10/1/2028[3]		9,000	6,875
Rolls-Royce PLC 5.75% 10/15/2027[3]		10,265	9,794
SkyMiles IP, Ltd. 4.50% 10/20/2025[3]		4,500	4,393
SkyMiles IP, Ltd. 4.75% 10/20/2028[3]		2,760	2,599
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 7.993% 10/20/2027[5,6]		3,000	3,063
Spirit AeroSystems, Inc. 4.60% 6/15/2028		9,000	7,281
Spirit AeroSystems, Inc. 9.375% 11/30/2029[3]		2,492	2,626
SRS Distribution, Inc. 4.625% 7/1/2028[3]		3,655	3,245
TK Elevator Holdco GmbH 7.625% 7/15/2028[3]		1,400	1,145
TransDigm, Inc. 6.25% 3/15/2026[3]		3,000	2,965
TransDigm, Inc. 5.50% 11/15/2027		5,000	4,705
TransDigm, Inc. 4.875% 5/1/2029		1,990	1,738
Union Pacific Corp. 2.375% 5/20/2031		26,768	22,606
Union Pacific Corp. 2.80% 2/14/2032		9,999	8,660
Union Pacific Corp. 2.95% 3/10/2052		9,118	6,208
United Airlines, Inc. 4.375% 4/15/2026[3]		3,605	3,348
United Airlines, Inc. 4.625% 4/15/2029[3]		2,920	2,548

American Funds Strategic Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Vertical U.S. Newco, Inc. 5.25% 7/15/2027[3]	USD	2,625	$2,335
WESCO Distribution, Inc. 7.125% 6/15/2025[3]		5,835	5,921
WESCO Distribution, Inc. 7.25% 6/15/2028[3]		6,085	6,178
			313,212

Utilities 1.74%
AEP Transmission Co., LLC 3.65% 4/1/2050		725	557
AES Corp. 2.45% 1/15/2031		7,500	5,984
AES Panama Generation Holdings SRL 4.375% 5/31/2030[3]		2,850	2,483
Alabama Power Co. 3.94% 9/1/2032		15,000	13,821
Alabama Power Co. 3.00% 3/15/2052		13,130	8,729
Alfa Desarrollo SpA 4.55% 9/27/2051[3]		5,874	4,474
Alliant Energy Finance, LLC 3.60% 3/1/2032[3]		10,450	9,039
Berkshire Hathaway Energy Company 2.85% 5/15/2051		968	638
Consumers Energy Co. 3.60% 8/15/2032		5,148	4,705
Consumers Energy Co. 3.10% 8/15/2050		4,648	3,250
Consumers Energy Co. 3.50% 8/1/2051		2,829	2,145
Consumers Energy Co. 2.65% 8/15/2052		2,785	1,766
DTE Electric Co. 3.65% 3/1/2052		5,750	4,476
DTE Energy Company 3.00% 3/1/2032		9,475	8,198
Duke Energy Corp. 5.00% 8/15/2052		9,000	8,035
Duke Energy Florida, LLC 5.95% 11/15/2052		2,850	3,051
Edison International 4.95% 4/15/2025		425	418
Edison International 4.125% 3/15/2028		2,165	2,012
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2049)[4]		10,000	8,385
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]		350	337
Enel Finance International SA 7.50% 10/14/2032[3]		5,400	5,723
Entergy Louisiana, LLC 4.75% 9/15/2052		4,600	4,154
Exelon Corp. 4.10% 3/15/2052		750	603
FirstEnergy Corp. 2.65% 3/1/2030		3,712	3,033
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030		3,461	2,854
Northern States Power Co. 4.50% 6/1/2052		2,300	2,097
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032[3]		7,150	7,023
Pacific Gas and Electric Co. 3.15% 1/1/2026		104	97
Pacific Gas and Electric Co. 2.95% 3/1/2026		355	326
Pacific Gas and Electric Co. 3.30% 3/15/2027		144	128
Pacific Gas and Electric Co. 3.30% 12/1/2027		304	269
Pacific Gas and Electric Co. 3.00% 6/15/2028		11,450	9,921
Pacific Gas and Electric Co. 4.65% 8/1/2028		141	130
Pacific Gas and Electric Co. 4.55% 7/1/2030		15,281	13,886
Pacific Gas and Electric Co. 2.50% 2/1/2031		11,399	8,870
Pacific Gas and Electric Co. 3.25% 6/1/2031		28,176	22,971
Pacific Gas and Electric Co. 3.50% 8/1/2050		16,250	10,155
PG&E Corp. 5.00% 7/1/2028		1,995	1,824
PG&E Corp. 5.25% 7/1/2030		1,485	1,354
San Diego Gas & Electric Co. 1.70% 10/1/2030		4,575	3,628
Southern California Edison Co. 2.85% 8/1/2029		1,100	958
Southern California Edison Co. 2.75% 2/1/2032		20,875	17,539
Southern California Edison Co. 3.65% 2/1/2050		930	684
Southern California Edison Co. 3.45% 2/1/2052		25,000	17,905
Southern California Edison Co., Series C, 3.60% 2/1/2045		1,009	728
Southern California Gas Company 2.55% 2/1/2030		875	747
Talen Energy Corp. 7.25% 5/15/2027[3]		845	878
Union Electric Co. 3.90% 4/1/2052		2,153	1,746
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[3]		4,855	4,257
Virginia Electric and Power Co. 2.30% 11/15/2031		5,825	4,703
Virginia Electric and Power Co. 2.40% 3/30/2032		21,325	17,289
Virginia Electric and Power Co. 2.45% 12/15/2050		8,105	4,839
WEC Energy Group, Inc. 5.15% 10/1/2027		4,100	4,151
Xcel Energy, Inc. 4.60% 6/1/2032		8,150	7,808
			275,781

14	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology 1.57%
Analog Devices, Inc. 1.70% 10/1/2028	USD	6,752	$5,734
Analog Devices, Inc. 2.10% 10/1/2031		12,879	10,433
Apple, Inc. 3.35% 8/8/2032		18,000	16,395
Apple, Inc. 2.375% 2/8/2041		12,110	8,607
Apple, Inc. 2.65% 2/8/2051		12,110	8,044
Apple, Inc. 3.95% 8/8/2052		5,911	5,057
Black Knight, Inc. 3.625% 9/1/2028[3]		4,330	3,767
BMC Software, Inc. 7.125% 10/2/2025[3]		2,770	2,698
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 3/31/2026[5,6]		8,950	8,260
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[3]		2,585	2,295
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[3]		1,685	1,485
Broadcom, Inc. 4.00% 4/15/2029[3]		2,213	2,015
Broadcom, Inc. 4.75% 4/15/2029		6,000	5,728
Broadcom, Inc. 2.45% 2/15/2031[3]		8,307	6,562
Broadcom, Inc. 4.15% 4/15/2032[3]		7,731	6,808
Broadcom, Inc. 2.60% 2/15/2033[3]		8,550	6,440
Broadcom, Inc. 3.419% 4/15/2033[3]		8,000	6,436
Broadcom, Inc. 3.137% 11/15/2035[3]		1,495	1,104
Broadcom, Inc. 3.187% 11/15/2036[3]		5,996	4,326
Broadcom, Inc. 3.50% 2/15/2041[3]		6,686	4,772
Broadcom, Inc. 3.75% 2/15/2051[3]		3,441	2,390
CDK Global, Inc. 7.25% 6/15/2029[3]		14,175	13,883
CommScope, Inc. 7.125% 7/1/2028[3]		11,000	7,881
Diebold Nixdorf, Inc. 9.375% 7/15/2025[3]		21,036	15,044
Entegris Escrow Corp. 4.75% 4/15/2029[3]		9,885	9,034
Fidelity National Information Services, Inc. 3.10% 3/1/2041		1,446	1,001
Global Payments, Inc. 2.90% 11/15/2031		4,685	3,706
International Business Machines Corp. 2.95% 5/15/2050		2,830	1,854
Oracle Corp. 2.875% 3/25/2031		5,650	4,698
Oracle Corp. 3.60% 4/1/2050		5,000	3,387
Oracle Corp. 3.95% 3/25/2051		6,167	4,421
Roper Technologies, Inc. 1.75% 2/15/2031		23,000	17,773
Sabre GLBL, Inc. 11.25% 12/15/2027[3]		7,435	7,661
ServiceNow, Inc. 1.40% 9/1/2030		3,410	2,616
SK hynix, Inc. 1.50% 1/19/2026[3]		5,841	5,065
SK hynix, Inc. 2.375% 1/19/2031[3]		2,979	2,187
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.18% 9/29/2028[5,6]		11,000	9,790
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 8.998% 5/3/2027[5,6]		7,075	6,536
Unisys Corp. 6.875% 11/1/2027[3]		2,675	2,058
VeriSign, Inc. 2.70% 6/15/2031		2,291	1,872
Veritas US, Inc. 7.50% 9/1/2025[3]		11,710	8,090
			247,913

Consumer staples 1.15%
7-Eleven, Inc. 0.95% 2/10/2026[3]		6,625	5,809
7-Eleven, Inc. 1.30% 2/10/2028[3]		1,890	1,570
7-Eleven, Inc. 1.80% 2/10/2031[3]		12,000	9,192
7-Eleven, Inc. 2.50% 2/10/2041[3]		12,000	7,963
7-Eleven, Inc. 2.80% 2/10/2051[3]		10,835	6,680
Albertsons Companies, Inc. 3.50% 3/15/2029[3]		5,730	4,820
Altria Group, Inc. 3.40% 5/6/2030		1,572	1,347
Altria Group, Inc. 5.95% 2/14/2049		4,889	4,370
Altria Group, Inc. 3.70% 2/4/2051		9,080	5,721
Anheuser-Busch InBev NV 4.60% 4/15/2048		5,305	4,637
British American Tobacco PLC 2.726% 3/25/2031		5,000	3,913
British American Tobacco PLC 4.742% 3/16/2032		15,000	13,350
British American Tobacco PLC 4.39% 8/15/2037		1,050	820
British American Tobacco PLC 3.734% 9/25/2040		2,640	1,801
British American Tobacco PLC 4.54% 8/15/2047		1,719	1,221
British American Tobacco PLC 4.758% 9/6/2049		941	685
British American Tobacco PLC 5.65% 3/16/2052		4,750	3,936
Central Garden & Pet Co. 4.125% 4/30/2031[3]		2,365	1,961
Constellation Brands, Inc. 4.35% 5/9/2027		11,513	11,230
Constellation Brands, Inc. 4.75% 5/9/2032		6,096	5,884
Imperial Tobacco Finance PLC 6.125% 7/27/2027[3]		6,435	6,414
Kraft Heinz Company 3.00% 6/1/2026		2,567	2,405

American Funds Strategic Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Kraft Heinz Company 3.875% 5/15/2027	USD	2,236	$2,140
Kraft Heinz Company 5.50% 6/1/2050		1,177	1,131
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[3]		5,000	4,119
MARB BondCo PLC 3.95% 1/29/2031[3]		3,086	2,375
NBM US Holdings, Inc. 6.625% 8/6/2029[9]		4,100	3,967
Philip Morris International, Inc. 5.125% 11/17/2027		16,032	16,177
Philip Morris International, Inc. 5.625% 11/17/2029		7,731	7,861
Philip Morris International, Inc. 1.75% 11/1/2030		6,736	5,291
Philip Morris International, Inc. 5.75% 11/17/2032		10,007	10,233
Post Holdings, Inc. 5.50% 12/15/2029[3]		4,000	3,628
Post Holdings, Inc. 4.625% 4/15/2030[3]		4,000	3,459
Post Holdings, Inc. 4.50% 9/15/2031[3]		10,920	9,200
Reynolds American, Inc. 5.85% 8/15/2045		105	90
The Central America Bottling Corp. 5.25% 4/27/2029[3]		6,575	6,143
			181,543

Materials 1.09%
Air Products and Chemicals, Inc. 2.05% 5/15/2030		2,046	1,717
Air Products and Chemicals, Inc. 2.80% 5/15/2050		1,322	922
Anglo American Capital PLC 5.375% 4/1/2025[3]		919	910
Anglo American Capital PLC 5.625% 4/1/2030[3]		6,000	5,971
Axalta Coating Systems, LLC 4.75% 6/15/2027[3]		2,960	2,741
Ball Corp. 6.875% 3/15/2028		10,635	10,938
Ball Corp. 2.875% 8/15/2030		14,060	11,251
Braskem Idesa SAPI 7.45% 11/15/2029		13,000	10,285
Braskem Idesa SAPI 6.99% 2/20/2032[3]		13,676	9,788
Braskem Idesa SAPI 6.99% 2/20/2032		3,618	2,589
Braskem SA 5.875% 1/31/2050[3]		2,700	2,096
CSN Resources SA 5.875% 4/8/2032		760	637
CVR Partners, LP 6.125% 6/15/2028[3]		5,290	4,753
Dow Chemical Co. 5.55% 11/30/2048		1,800	1,694
First Quantum Minerals, Ltd. 6.50% 3/1/2024[3]		2,850	2,792
First Quantum Minerals, Ltd. 6.875% 3/1/2026[3]		800	759
First Quantum Minerals, Ltd. 6.875% 10/15/2027[3]		6,500	6,112
FXI Holdings, Inc. 7.875% 11/1/2024[3]		8,960	7,463
FXI Holdings, Inc. 12.25% 11/15/2026[3]		8,716	7,230
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[3]		15,800	12,572
LYB International Finance III, LLC 4.20% 5/1/2050		2,800	2,083
LYB International Finance III, LLC 3.625% 4/1/2051		8,366	5,633
Methanex Corp. 5.125% 10/15/2027		3,850	3,577
Newcrest Finance Pty, Ltd. 3.25% 5/13/2030[3]		2,719	2,275
Newcrest Finance Pty, Ltd. 4.20% 5/13/2050[3]		1,807	1,285
Nova Chemicals Corp. 5.25% 6/1/2027[3]		6,050	5,448
Nova Chemicals Corp. 4.25% 5/15/2029[3]		10,000	8,190
Olin Corp. 5.00% 2/1/2030		4,500	4,114
Rio Tinto Finance (USA), Ltd. 2.75% 11/2/2051		5,512	3,673
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[3]		17,835	15,337
Tronox, Ltd. 4.625% 3/15/2029[3]		9,435	7,860
Yara International ASA 7.378% 11/14/2032[3]		9,623	10,067
			172,762

Real estate 0.92%
American Tower Corp. 2.70% 4/15/2031		4,584	3,742
American Tower Corp. 4.05% 3/15/2032		4,308	3,854
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[3]		4,075	3,277
Equinix, Inc. 2.625% 11/18/2024		2,226	2,121
Equinix, Inc. 2.90% 11/18/2026		883	808
Equinix, Inc. 2.00% 5/15/2028		4,765	4,031
Equinix, Inc. 3.20% 11/18/2029		798	696
Equinix, Inc. 2.50% 5/15/2031		8,771	7,069
Equinix, Inc. 3.40% 2/15/2052		4,370	2,996
FibraSOMA 4.375% 7/22/2031[3]		7,079	5,303
Forestar Group, Inc. 3.85% 5/15/2026[3]		5,000	4,391
GLP Capital, LP 4.00% 1/15/2030		2,000	1,755
Howard Hughes Corp. 5.375% 8/1/2028[3]		3,900	3,520
Howard Hughes Corp. 4.375% 2/1/2031[3]		4,025	3,262
Iron Mountain, Inc. 5.00% 7/15/2028[3]		4,000	3,600

16	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Iron Mountain, Inc. 4.50% 2/15/2031[3]	USD	2,495	$2,056
Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029		2,325	1,846
Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031		2,300	1,734
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[3]		6,000	5,051
Public Storage 1.85% 5/1/2028		7,071	6,078
Public Storage 2.30% 5/1/2031		1,902	1,549
Sun Communities Operating, LP 2.30% 11/1/2028		4,193	3,499
Sun Communities Operating, LP 2.70% 7/15/2031		14,919	11,812
Sun Communities Operating, LP 4.20% 4/15/2032		18,016	15,917
VICI Properties, LP 3.875% 2/15/2029[3]		6,800	5,970
VICI Properties, LP 4.125% 8/15/2030[3]		7,860	6,892
VICI Properties, LP 5.125% 5/15/2032		22,827	21,181
WeWork Companies, LLC 5.00% 7/10/2025[3]		21,375	7,101
Xenia Hotels & Resorts, Inc. 4.875% 6/1/2029[3]		4,350	3,569
			144,680

Total corporate bonds, notes & loans			3,773,436

Mortgage-backed obligations 20.68%
Federal agency mortgage-backed obligations 16.02%
Fannie Mae Pool #BU7318 3.00% 11/1/2051[10]		26	22
Fannie Mae Pool #BU3058 2.50% 12/1/2051[10]		1,894	1,608
Fannie Mae Pool #BT9510 2.50% 12/1/2051[10]		1,153	988
Fannie Mae Pool #BT9483 2.50% 12/1/2051[10]		1,148	981
Fannie Mae Pool #CB2319 2.50% 12/1/2051[10]		1,131	967
Fannie Mae Pool #CB2372 2.50% 12/1/2051[10]		549	469
Fannie Mae Pool #CB2402 2.50% 12/1/2051[10]		331	281
Fannie Mae Pool #FS0831 3.00% 3/1/2052[10]		974	857
Fannie Mae Pool #CB3354 2.50% 4/1/2052[10]		467	397
Fannie Mae Pool #BV9612 2.50% 4/1/2052[10]		332	282
Fannie Mae Pool #MA4578 2.50% 4/1/2052[10]		332	281
Fannie Mae Pool #BT2292 2.50% 4/1/2052[10]		263	223
Fannie Mae Pool #BV9644 2.50% 5/1/2052[10]		131	111
Fannie Mae Pool #BV7241 4.50% 5/1/2052[10]		76	73
Fannie Mae Pool #MA4684 4.50% 6/1/2052[10]		5,133	4,946
Fannie Mae Pool #BW3960 4.50% 6/1/2052[10]		109	105
Fannie Mae Pool #MA4656 4.50% 7/1/2052[10]		1,960	1,889
Fannie Mae Pool #BW2986 4.50% 7/1/2052[10]		1,000	964
Fannie Mae Pool #BW5996 4.50% 7/1/2052[10]		499	481
Fannie Mae Pool #CB4772 4.50% 7/1/2052[10]		469	452
Fannie Mae Pool #FS2555 4.50% 7/1/2052[10]		350	337
Fannie Mae Pool #MA4700 4.00% 8/1/2052[10]		137,821	129,411
Fannie Mae Pool #BW7604 4.50% 8/1/2052[10]		500	482
Fannie Mae Pool #BW5781 4.50% 8/1/2052[10]		68	65
Fannie Mae Pool #BW9408 5.00% 8/1/2052[10]		35	34
Fannie Mae Pool #MA4733 4.50% 9/1/2052[10]		250,795	241,646
Fannie Mae Pool #BW1192 4.50% 9/1/2052[10]		10,253	9,878
Fannie Mae Pool #BW6231 4.50% 9/1/2052[10]		831	801
Fannie Mae Pool #BW8497 4.50% 9/1/2052[10]		341	330
Fannie Mae Pool #BW7697 4.50% 9/1/2052[10]		293	282
Fannie Mae Pool #BW7702 4.50% 9/1/2052[10]		158	152
Fannie Mae Pool #BW7712 4.50% 9/1/2052[10]		117	113
Fannie Mae Pool #BW7207 4.50% 9/1/2052[10]		35	34
Fannie Mae Pool #BW7703 5.00% 9/1/2052[10]		8,182	8,077
Fannie Mae Pool #BW1201 5.00% 9/1/2052[10]		143	141
Fannie Mae Pool #FS2906 5.00% 9/1/2052[10]		35	34
Fannie Mae Pool #MA4783 4.00% 10/1/2052[10]		95,828	89,980
Fannie Mae Pool #MA4784 4.50% 10/1/2052[10]		166,064	160,002
Fannie Mae Pool #CB4800 4.50% 10/1/2052[10]		42,171	40,632
Fannie Mae Pool #CB4959 4.50% 10/1/2052[10]		25,409	24,481
Fannie Mae Pool #BW8996 4.50% 10/1/2052[10]		5,893	5,678
Fannie Mae Pool #BW1215 4.50% 10/1/2052[10]		4,869	4,691
Fannie Mae Pool #BW8745 4.50% 10/1/2052[10]		4,169	4,017
Fannie Mae Pool #BW8981 4.50% 10/1/2052[10]		500	482
Fannie Mae Pool #BW1226 4.50% 10/1/2052[10]		427	411
Fannie Mae Pool #BW8867 4.50% 10/1/2052[10]		173	166
Fannie Mae Pool #BV0961 4.50% 10/1/2052[10]		58	56
Fannie Mae Pool #BX0512 4.50% 10/1/2052[10]		31	30

American Funds Strategic Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4785 5.00% 10/1/2052[10]	USD	63,438	$62,620
Fannie Mae Pool #BW7121 5.00% 10/1/2052[10]		391	386
Fannie Mae Pool #BW7368 5.00% 10/1/2052[10]		79	78
Fannie Mae Pool #MA4887 2.50% 11/1/2052[10]		330	280
Fannie Mae Pool #BW1309 2.50% 11/1/2052[10]		300	254
Fannie Mae Pool #MA4804 4.00% 11/1/2052[10]		57,390	53,887
Fannie Mae Pool #BW1297 4.50% 11/1/2052[10]		841	811
Fannie Mae Pool #BX1777 4.50% 11/1/2052[10]		500	482
Fannie Mae Pool #BX1765 4.50% 11/1/2052[10]		449	432
Fannie Mae Pool #BX0125 4.50% 11/1/2052[10]		110	106
Fannie Mae Pool #BX3075 4.50% 11/1/2052[10]		29	28
Fannie Mae Pool #BX1766 5.00% 11/1/2052[10]		11,462	11,314
Fannie Mae Pool #MA4839 4.00% 12/1/2052[10]		3,000	2,817
Fannie Mae Pool #MA4840 4.50% 12/1/2052[10]		30,924	29,795
Fannie Mae Pool #MA4841 5.00% 12/1/2052[10]		25,957	25,622
Fannie Mae Pool #BF0548 3.00% 7/1/2061[10]		1,641	1,433
Freddie Mac Pool #SD7545 2.50% 9/1/2051[10]		1,051	905
Freddie Mac Pool #QD8966 2.50% 3/1/2052[10]		436	370
Freddie Mac Pool #SD1374 3.00% 3/1/2052[10]		192	169
Freddie Mac Pool #SD7554 2.50% 4/1/2052[10]		560	479
Freddie Mac Pool #SD8205 2.50% 4/1/2052[10]		212	180
Freddie Mac Pool #QE4056 4.50% 6/1/2052[10]		634	611
Freddie Mac Pool #QE7279 4.50% 7/1/2052[10]		50	48
Freddie Mac Pool #SD8237 4.00% 8/1/2052[10]		106,697	100,186
Freddie Mac Pool #QE7224 4.50% 8/1/2052[10]		940	905
Freddie Mac Pool #QE7950 5.00% 8/1/2052[10]		1,000	987
Freddie Mac Pool #QE6926 5.00% 8/1/2052[10]		500	494
Freddie Mac Pool #SD8244 4.00% 9/1/2052[10]		71,131	66,790
Freddie Mac Pool #QF0109 4.50% 9/1/2052[10]		13,241	12,758
Freddie Mac Pool #QE9613 4.50% 9/1/2052[10]		1,445	1,393
Freddie Mac Pool #QE9565 4.50% 9/1/2052[10]		360	347
Freddie Mac Pool #SD8246 5.00% 9/1/2052[10]		532,493	525,628
Freddie Mac Pool #QF1489 4.00% 10/1/2052[10]		1,000	939
Freddie Mac Pool #SD8257 4.50% 10/1/2052[10]		634,048	610,901
Freddie Mac Pool #QF1507 4.50% 10/1/2052[10]		9,956	9,593
Freddie Mac Pool #QF1236 4.50% 10/1/2052[10]		3,342	3,220
Freddie Mac Pool #QF0819 4.50% 10/1/2052[10]		949	916
Freddie Mac Pool #SD8258 5.00% 10/1/2052[10]		2,618	2,584
Freddie Mac Pool #QF1653 5.00% 10/1/2052[10]		95	94
Freddie Mac Pool #SD8266 4.50% 11/1/2052[10]		4,000	3,854
Freddie Mac Pool #QF2936 4.50% 11/1/2052[10]		100	96
Freddie Mac Pool #QF2497 5.00% 11/1/2052[10]		213	210
Freddie Mac Pool #QF2910 5.00% 11/1/2052[10]		50	49
Freddie Mac Pool #SD8275 4.50% 12/1/2052[10]		3,097	2,984
Government National Mortgage Assn. 2.50% 1/1/2053[10,11]		15,466	13,406
Government National Mortgage Assn. 4.00% 1/1/2053[10,11]		87,700	83,000
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[10]		75,295	71,326
Government National Mortgage Assn. Pool #MA8427 4.50% 11/20/2052[10]		700	680
Uniform Mortgage-Backed Security 4.00% 1/1/2053[10,11]		791	742
Uniform Mortgage-Backed Security 4.50% 1/1/2053[10,11]		27	26
Uniform Mortgage-Backed Security 5.00% 1/1/2053[10,11]		10,339	10,190
Uniform Mortgage-Backed Security 4.00% 2/1/2053[10,11]		800	751
Uniform Mortgage-Backed Security 5.00% 2/1/2053[10,11]		74,961	73,865
			2,530,841

Commercial mortgage-backed securities 2.71%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.289% 11/15/2055[6,10]		17,059	17,119
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.289% 11/15/2055[6,10]		3,591	3,176
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.289% 11/15/2055[6,10]		2,500	2,349
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.599% 5/15/2053[6,10]		1,500	1,203
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054[3,10]		375	267
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.838% 7/15/2049[6,10]		2,500	2,244
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031[6,10]		5,000	3,550
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032[6,10]		2,000	1,642

18	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032[6,10]	USD	1,111	$1,047
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.153% 8/15/2055[6,10]		1,750	1,556
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.394% 3/15/2064[6,10]		750	623
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.394% 3/15/2064[6,10]		727	554
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064[10]		5,750	4,341
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050[10]		3,564	3,161
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[6,10]		2,054	1,807
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.148% 12/15/2055[6,10]		2,709	2,333
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[6,10]		1,500	1,315
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[10]		500	365
Benchmark Mortgage Trust, Series 2022-B34, Class C, 3.833% 4/15/2055[6,10]		282	204
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.445% 5/15/2055[6,10]		9,044	7,092
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.445% 5/15/2055[6,10]		500	413
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[6,10]		2,500	2,129
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057[6,10]		4,087	3,239
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 6.655% 5/15/2039[3,6,10]		7,449	7,196
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.476% 6/15/2027[3,6,10]		3,000	2,985
BX Trust, Series 2021-MFM1, Class B, (1-month USD-LIBOR + 0.95%) 5.268% 1/15/2034[3,6,10]		5,023	4,817
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 5.206% 9/15/2034[3,6,10]		4,900	4,609
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.018% 9/15/2036[3,6,10]		22,871	22,064
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.268% 9/15/2036[3,6,10]		2,690	2,542
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 5.615% 10/15/2036[3,6,10]		14,919	14,033
BX Trust, Series 2021-ARIA Class C, (1-month USD-LIBOR + 1.646%) 5.964% 10/15/2036[3,6,10]		14,940	13,961
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 6.213% 10/15/2036[3,6,10]		3,450	3,201
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.175% 4/15/2037[3,6,10]		4,043	3,830
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.188% 6/15/2038[3,6,10]		4,322	4,126
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 5.418% 6/15/2038[3,6,10]		4,636	4,395
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 5.718% 6/15/2038[3,6,10]		12,036	11,369
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 5.568% 11/15/2038[3,6,10]		10,285	9,867
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 5.818% 11/15/2038[3,6,10]		2,354	2,241
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 6.168% 11/15/2038[3,6,10]		4,865	4,610
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 6.176% 2/15/2039[3,6,10]		1,000	950
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 6.296% 2/15/2039[3,6,10]		6,499	6,072
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 6.426% 2/15/2039[3,6,10]		6,500	6,176
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.787% 8/15/2039[3,6,10]		4,601	4,597
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 7.285% 8/15/2039[3,6,10]		2,197	2,183
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.033% 8/15/2039[3,6,10]		4,830	4,816
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.029% 8/15/2039[3,6,10]		1,483	1,477
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.00% 10/15/2039[3,6,10]		1,964	1,952

American Funds Strategic Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 7.549% 10/15/2039[3,6,10]	USD	2,177	$2,159
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 8.397% 10/15/2039[3,6,10]		676	670
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[3,10]		4,273	3,466
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.428% 3/15/2035[3,6,10]		2,985	2,894
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.524% 3/15/2035[3,6,10]		9,692	9,266
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 4/10/2046[6,10]		630	625
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 4/10/2046[6,10]		2,000	1,982
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.418% 2/10/2048[6,10]		5,640	5,122
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.14% 4/10/2048[6,10]		2,500	2,251
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 1/10/2046[10]		705	704
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 12/10/2047[10]		655	625
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.436% 12/10/2047[6,10]		232	213
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.118% 8/10/2050[3,6,10]		1,000	967
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.645% 11/15/2048[6,10]		1,827	1,649
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.398% 7/15/2038[3,6,10]		4,098	3,986
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 5.698% 7/15/2038[3,6,10]		3,740	3,602
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.018% 7/15/2038[3,6,10]		4,785	4,604
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 6.568% 7/15/2038[3,6,10]		9,897	9,500
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class E, 3.963% 12/10/2036[3,6,10]		6,500	5,995
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[10]		24,762	20,890
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD-LIBOR + 1.034%) 5.352% 12/15/2036[3,6,10]		2,434	2,366
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD-LIBOR + 1.933%) 6.251% 12/15/2036[3,6,10]		3,212	3,065
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 5.76% 8/15/2024[3,6,10]		293	287
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 5.943% 8/15/2024[3,6,10]		339	328
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 6.255% 8/15/2024[3,6,10]		151	148
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049[6,10]		116	103
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.699% 5/10/2049[6,10]		1,503	1,323
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.407% 7/10/2051[6,10]		5,000	4,189
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053[10]		100	80
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[3,10]		3,000	2,654
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[3,10]		300	271
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 7.08% 10/15/2039[3,6,10]		818	816
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 7.829% 10/15/2039[3,6,10]		1,091	1,081
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 7.622% 8/15/2037[3,6,10]		1,970	1,963
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 8.021% 8/15/2037[3,6,10]		780	767
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 11/15/2045[6,10]		1,601	1,564
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,10]		3,928	3,365
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[3,10]		4,338	3,539
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[3,6,10]		7,669	5,962
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[3,10]		11,522	9,426

20	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 4/15/2046[10]	USD	2,959	$2,901
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 12/15/2047[6,10]		10,190	9,921
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 5.368% 10/15/2038[3,6,10]		476	456
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 5.718% 10/15/2038[3,6,10]		2,666	2,525
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.198% 8/15/2046[6,10]		8,200	8,083
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class B, 4.756% 10/15/2046[6,10]		1,000	975
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.059% 2/15/2047[6,10]		304	293
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[6,10]		298	284
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[10]		6,108	5,709
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 7.639% 10/15/2049[3,6,10]		3,768	3,549
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 8.139% 3/25/2050[3,6,10]		5,000	4,637
OPG Trust, Series 2021-PORT, Class D, (1-month USD-LIBOR + 1.131%) 5.449% 10/15/2036[3,6,10]		1,011	942
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[3,10]		21,061	16,854
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 5.244% 7/15/2036[3,6,10]		10,450	9,971
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 5.647% 11/15/2038[3,6,10]		5,813	5,534
SREIT Trust, Series 2021-MFP, Class D, (1-month USD-LIBOR + 1.578%) 5.896% 11/15/2038[3,6,10]		250	237
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.286% 1/15/2039[3,6,10]		8,500	7,930
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.311% 10/15/2050[6,10]		4,000	3,388
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[10]		1,451	1,282
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052[6,10]		365	325
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.55% 9/15/2058[6,10]		4,000	3,599
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.949% 1/15/2059[6,10]		2,745	2,454
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 3/15/2045[6,10]		380	374
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057[6,10]		2,000	1,862
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.125% 11/15/2027[3,6,10]		4,528	4,524
			428,874

Collateralized mortgage-backed obligations (privately originated) 1.95%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,4,10]		8,760	8,061
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,6,10]		4,727	4,220
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,10]		8,111	7,034
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,4,10]		29,059	25,885
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 12/26/2030[3,6,10]		1,075	999
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[3,6,10]		4,588	4,324
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[3,6,10]		8,100	7,470
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[3,6,10]		3,581	3,401
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[3,6,10]		1,614	1,527
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[3,6,10]		1,614	1,505
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[3,6,10]		597	577
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[3,4,10]		3,931	3,453
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 9.289% 11/25/2024[6,10]		1,805	1,854

American Funds Strategic Bond Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (1-month USD-LIBOR + 6.00%) 10.389% 9/25/2028[6,10]	USD	421	$436
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 4.678% 10/25/2041[3,6,10]		237	235
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 4.778% 12/25/2041[3,6,10]		2,058	2,019
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.028% 3/25/2042[3,6,10]		1,718	1,707
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 6.678% 5/25/2042[3,6,10]		4,550	4,609
Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 8/15/2037[3,10]		1,000	899
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,10]		5,468	5,622
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[3,10]		891	916
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[3,10]		1,004	989
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, (1-month USD-LIBOR + 7.15%) 11.539% 7/25/2023[6,10]		8,358	8,549
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 7.689% 10/25/2027[6,10]		1,082	1,093
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.089% 4/25/2028[6,10]		1,963	2,031
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 9.939% 7/25/2028[6,10]		2,425	2,534
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (1-month USD-LIBOR + 4.65%) 9.039% 10/25/2028[6,10]		1,960	2,018
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (1-month USD-LIBOR + 5.00%) 9.389% 12/25/2028[6,10]		212	219
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, (1-month USD-LIBOR + 3.80%) 8.189% 3/25/2029[6,10]		486	496
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, (30-day Average USD-SOFR + 0.75%) 4.678% 10/25/2033[3,6,10]		1,058	1,049
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 4.728% 10/25/2041[3,6,10]		4,141	4,088
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 5.428% 10/25/2041[3,6,10]		3,250	3,092
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.228% 2/25/2042[3,6,10]		8,188	8,055
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 5.928% 4/25/2042[3,6,10]		11,860	11,806
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.128% 5/25/2042[3,6,10]		1,349	1,345
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.878% 6/25/2042[3,6,10]		4,693	4,750
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.078% 9/25/2042[3,6,10]		1,389	1,392
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.628% 9/25/2042[3,6,10]		3,344	3,417
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.089% 1/25/2050[3,6,10]		1,815	1,810
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.239% 2/25/2050[3,6,10]		3,294	3,289
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 9.489% 6/27/2050[3,6,10]		8,742	9,116
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 10.389% 8/25/2050[3,6,10]		17,014	18,111
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 6.321% 10/25/2050[3,6,10]		1,774	1,789
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 5.928% 12/25/2050[3,6,10]		6,185	6,145
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.073% 7/25/2067 (6.082% on 8/1/2026)[3,4,10]		3,376	3,286
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 4.974% 1/25/2036[6,10]		3,523	3,468
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 6/25/2050[3,6,10]		1,554	1,320
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.25% 11/25/2059[3,6,10]		1,929	1,927
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[3,6,10]		9,502	9,363

22	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,4,10]	USD	3,490	$3,232
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[3,4,10]		2,644	2,380
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058[3,6,10]		1,498	1,312
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.67% 11/25/2058[3,6,10]		1,000	837
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 5.289% 5/25/2055[3,6,10]		3,745	3,676
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, (1-month USD-LIBOR + 1.05%) 5.439% 5/25/2055[3,6,10]		545	532
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 8/25/2062 (6.11% on 9/1/2026)[3,4,10]		589	579
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,6,10]		8,894	7,412
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757% 4/17/2038[3,10]		2,300	1,940
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.195% 3/25/2054[3,6,10]		3,000	2,880
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.084% 4/25/2057[3,6,10]		2,000	1,750
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.461% 6/25/2057[3,6,10]		1,000	795
Towd Point Mortgage Trust, Series 2019-2, Class B1, 3.74% 12/25/2058[3,6,10]		3,388	2,482
Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 12/26/2058[3,6,10]		2,550	2,046
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.875% 10/25/2060[3,10]		105	80
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/2033[3,7]		24,714	21,862
Tricon American Homes, Series 2017-SFR2, Class E, 4.216% 1/17/2036[3,10]		5,500	5,352
VM Fund I, LLC 8.625% 1/15/2028[3,7]		46,329	45,634
			308,081

Total mortgage-backed obligations			3,267,796

Asset-backed obligations 5.12%
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[3,10]		383	372
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.308% 4/21/2031[3,6,10]		17,335	17,153
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 5.988% 4/21/2031[3,6,10]		3,500	3,454
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[3,10]		352	345
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[3,10]		859	863
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[3,10]		1,000	974
American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64% 3/13/2028[3,10]		12,764	10,502
American Credit Acceptance Receivables Trust, Series 2022-2, Class C, 4.41% 6/13/2028[3,10]		1,500	1,466
American Credit Acceptance Receivables Trust, Series 2022-2, Class E, 6.57% 6/13/2028[3,10]		10,000	9,105
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[3,10]		2,220	2,162
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[3,10]		554	533
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.87% 11/13/2028[3,10]		2,750	2,461
American Credit Acceptance Receivables Trust, Series 2022-2, Class F, 7.74% 2/13/2029[3,10]		3,111	2,784
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[3,10]		880	892
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 9/18/2026[10]		7,032	6,501
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[3,10]		10,000	9,127
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class B, 2.65% 3/20/2026[3,10]		425	392
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class C, 4.25% 2/20/2027[3,10]		8,000	7,157
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,10]		6,783	6,768
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[3,10]		4,420	4,403

American Funds Strategic Bond Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[3,10]	USD	449	$439
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[3,10]		7,500	7,029
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[3,10]		7,500	6,877
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[3,10]		4,000	3,359
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,10]		2,101	1,979
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,10]		7,800	6,577
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034[3,10]		8,400	6,632
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[3,10]		1,806	1,365
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 7/15/2025[3,10]		4,500	4,359
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,10]		7,918	6,739
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[3,10]		3,546	3,103
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,10]		7,639	6,827
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[3,10]		706	584
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,10]		12,744	11,036
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,10]		21,365	20,926
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,10]		2,934	2,766
CFG Investments, Ltd., Series 2021-1, Class A, 4.70% 5/20/2032[3,10]		3,250	3,132
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 5/20/2032[3,10]		3,000	2,855
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[3,10]		822	720
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[3,10]		1,521	1,324
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[3,10]		343	342
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[3,10]		2,500	2,376
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[3,10]		1,000	981
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[3,10]		1,130	1,106
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[3,10]		1,013	985
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[3,10]		2,000	1,935
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[3,10]		3,000	2,877
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[10]		2,970	2,888
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 5/17/2027[10]		6,743	6,619
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[3,10]		750	741
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[3,10]		200	197
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,10]		3,571	3,018
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,10]		418	409
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,10]		460	462
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[3,10]		294	293
Exeter Automobile Receivables Trust, Series 2022-2A, Class A2, 2.19% 11/17/2025[10]		945	943
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[10]		108	108
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[3,10]		5,659	5,549
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[3,10]		520	515
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[3,10]		3,595	3,439
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[10]		555	545
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[10]		286	287
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02% 1/17/2028[3,10]		2,578	2,288
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[10]		1,422	1,424
Exeter Automobile Receivables Trust, Series 2022-2, Class C, 3.85% 7/17/2028[10]		2,275	2,171
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]		5,161	4,842
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[10]		2,453	2,370
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[10]		1,498	1,422
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[10]		430	433
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 10/15/2029[3,10]		23,432	20,396
Exeter Automobile Receivables Trust, Series 2022-3A, Class E, 9.09% 1/15/2030[3,10]		15,000	14,586
Exeter Automobile Receivables Trust, Series 2022-4A, Class E, 8.23% 3/15/2030[3,10]		1,167	1,062
Exeter Automobile Receivables Trust, Series 2022-5, Class E, 10.45% 4/15/2030[3,10]		3,000	2,953
Exeter Automobile Receivables Trust, Series 2022-6, Class E, 11.61% 6/17/2030[3,10]		4,000	4,047
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,10]		10,432	9,252
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968% 10/19/2037[3,10]		5,000	4,387
FirstKey Homes Trust, Series 2020-SFR2, Class F1, 3.017% 10/19/2037[3,10]		1,375	1,196
FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358% 9/17/2038[3,10]		3,513	2,896

24	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
FirstKey Homes Trust, Series 2021-SFR2, Class F1, 2.908% 9/17/2038[3,10]	USD	1,389	$1,145
FirstKey Homes Trust, Series 2022-SFR2, Class S, 5.197% 5/17/2039[3,10]		2,251	2,075
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[3,10]		2,467	2,420
Freedom Financial, Series 2022-1FP, Class B, 1.91% 3/19/2029[3,10]		13,538	13,138
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,10]		4,333	3,690
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[3,10]		246	208
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 12/21/2026[3,10]		2,000	1,808
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 12/21/2026[3,10]		6,000	5,360
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[3,10]		1,757	1,649
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,10]		3,424	3,039
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[3,10]		940	842
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,10]		833	849
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/2023[3,7,10]		19,550	18,756
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,10]		9,753	9,019
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,10]		3,660	3,356
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[3,10]		2,336	2,107
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[3,10]		799	718
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[3,10]		4,017	3,570
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,10]		10,573	9,221
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[3,10]		3,950	3,392
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[3,10]		2,477	2,048
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[3,10]		1,466	1,259
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[3,10]		6,942	5,736
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 5.077% 7/20/2031[3,6,10]		12,200	12,133
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[3,10]		1,771	1,693
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 9/15/2026[3,10]		4,890	4,736
Mission Lane Credit Card Master Trust, Series 2021-A, Class C, 4.75% 9/15/2026[3,10]		5,000	4,838
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[3,10]		34,067	33,290
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[3,10]		400	391
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[3,10]		2,400	2,334
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[7,9,10]		16,102	16,100
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[7,9,10]		2,605	2,605
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[7,9,10]		8,615	8,615
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[7,9,10]		12,000	12,000
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[7,9,10]		5,000	4,999
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[3,10]		6,343	5,341
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[3,10]		4,321	3,539
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,10]		81	72
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,10]		167	149
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[3,10]		5,313	4,118
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[3,10]		11,333	8,950
Neuberger Berman CLO, Ltd., Series 2014-18A, Class A2R2, (3-month USD-LIBOR + 1.70%) 5.978% 10/21/2030[3,6,10]		1,000	976
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,10]		42,939	36,361
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[3,10]		3,712	3,397
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[3,10]		4,316	3,887
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[3,10]		1,350	1,202
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[3,10]		1,350	1,190
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,10]		3,866	3,380
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[3,10]		6,202	5,364
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[3,10]		3,500	3,196
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 1/15/2031[3,6,10]		14,233	14,153
Palmer Square Loan Funding, CLO, Series 2022-5, Class A2, (3-month USD CME Term SOFR + 2.65%) 5.174% 1/15/2031[3,6,10]		3,000	2,978
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,10]		9,246	9,029
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[3,10]		719	698
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 3.60% 1/20/2031[3,6,10]		4,200	4,184
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 5.639% 7/25/2051[3,6,10]		1,363	1,319
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,10]		15,336	14,952

American Funds Strategic Bond Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[3,10]	USD	7,760	$7,249
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 6.043% 10/20/2031[3,6,10]		1,265	1,219
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 12/15/2025[3,10]		2,313	2,307
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2/17/2026[3,10]		8,130	8,065
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[10]		15,634	15,666
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 1/15/2027[10]		15,000	14,317
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]		3,288	3,199
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[10]		6,685	6,726
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[10]		1,098	1,071
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[10]		1,550	1,501
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]		3,626	3,664
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]		4,522	4,375
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[10]		1,072	1,038
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[10]		7,605	7,764
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 5.541% 4/13/2031[3,6,10]		2,000	1,934
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[3,10]		5,209	4,732
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[3,10]		5,000	4,661
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[3,10]		3,000	2,951
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[3,10]		6,902	5,548
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,10]		3,013	2,614
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[3,10]		14,108	11,914
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 10/15/2041[3,10]		19,886	16,397
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,10]		954	850
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[3,10]		8,627	7,451
Stratus Static CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 4.632% 7/20/2030[3,6,10]		21,360	21,237
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 7.127% 10/20/2031[3,6,10]		3,500	3,491
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,10]		3,697	3,363
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[3,10]		3,038	2,855
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[3,10]		2,800	2,438
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,10]		1,116	957
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[3,10]		4,015	3,478
Voya CLO, Ltd., Series 2016-3A, Class A3R, 5.944% 10/18/2031[3,6,10]		1,750	1,687
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[3,10]		3,125	2,986
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,10]		2,110	2,102
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,10]		1,606	1,602
			809,365

Bonds & notes of governments & government agencies outside the U.S. 3.30%
Angola (Republic of) 9.50% 11/12/2025		5,570	5,746
Angola (Republic of) 8.00% 11/26/2029		6,000	5,282
Argentine Republic 1.00% 7/9/2029		161	43
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[4]		16,951	4,342
Belarus (Republic of) 5.875% 2/24/2026[8]		1,700	765
Brazil (Federative Republic of) 6.00% 8/15/2050[2]	BRL	3,994	737
Brazil (Federative Republic of) 6.00% 5/15/2055[2]		8,748	1,616
Chile (Republic of) 4.34% 3/7/2042	USD	3,565	3,025
Chile (Republic of) 3.10% 1/22/2061		21,959	13,754
Colombia (Republic of) 3.00% 1/30/2030		5,422	4,163
Colombia (Republic of) 3.125% 4/15/2031		3,297	2,459
Colombia (Republic of) 8.00% 4/20/2033		8,365	8,400
Colombia (Republic of) 5.625% 2/26/2044		200	148
Colombia (Republic of) 5.00% 6/15/2045		7,341	5,022
Colombia (Republic of) 5.20% 5/15/2049		1,279	876
Dominican Republic 5.875% 1/30/2060[3]		465	343
Egypt (Arab Republic of) 8.15% 11/20/2059		24,000	15,779
European Investment Bank 0.625% 10/21/2027		15,310	13,002
Gabonese Republic 7.00% 11/24/2031[3]		10,000	8,224
Ghana (Republic of) 20.75% 1/16/2023	GHS	40,000	3,920
Ghana (Republic of) 18.85% 9/28/2023		70,000	6,034

26	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Ghana (Republic of) 19.00% 11/2/2026	GHS	100,000	$5,462
Greece (Hellenic Republic of) 3.45% 4/2/2024	EUR	1,220	1,309
Greece (Hellenic Republic of) 3.375% 2/15/2025		1,480	1,584
India (Republic of) 7.88% 3/19/2030	INR	333,000	4,152
India (Republic of) 7.61% 5/9/2030		367,000	4,519
Inter-American Development Bank 0.625% 7/15/2025	USD	13,000	11,839
Italy (Republic of) 0.10% 5/15/2023[2]	EUR	29,674	31,617
Japan, Series 20, 0.10% 3/10/2025[2]	JPY	528,000	4,132
Japan Bank for International Cooperation 1.25% 1/21/2031	USD	11,352	8,865
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[4]		30,000	23,100
OMERS Finance Trust 3.50% 4/19/2032[3]		20,000	18,100
OMERS Finance Trust 4.00% 4/19/2052[3]		20,000	16,032
Panama (Republic of) 3.298% 1/19/2033		7,940	6,448
Panama (Republic of) 6.40% 2/14/2035		8,595	8,745
Panama (Republic of) 4.50% 4/1/2056		1,475	1,081
Panama (Republic of) 4.50% 1/19/2063		5,850	4,144
Peru (Republic of) 2.392% 1/23/2026		1,365	1,259
Peru (Republic of) 6.15% 8/12/2032	PEN	254,420	58,902
Peru (Republic of) 3.00% 1/15/2034	USD	7,055	5,580
Peru (Republic of) 2.78% 12/1/2060		17,695	10,380
Philippines (Republic of) 1.648% 6/10/2031		13,830	11,087
Philippines (Republic of) 2.65% 12/10/2045		7,941	5,372
Romania 3.50% 4/3/2034	EUR	995	782
Saskatchewan (Province of) 3.25% 6/8/2027	USD	8,047	7,672
South Africa (Republic of) 5.875% 4/20/2032		15,000	13,585
Spain (Kingdom of) 1.25% 10/31/2030	EUR	12,245	11,259
Sri Lanka (Democratic Socialist Republic of) 6.35% 6/28/2024[8]	USD	4,530	1,444
Sri Lanka (Democratic Socialist Republic of) 6.20% 5/11/2027[8]		220	70
Sri Lanka (Democratic Socialist Republic of) 6.75% 4/18/2028[8]		4,450	1,425
Sri Lanka (Democratic Socialist Republic of) 7.85% 3/14/2029[8]		6,460	2,069
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[8]		25,790	8,229
Tunisia (Republic of) 6.75% 10/31/2023	EUR	30,000	27,080
Turkey (Republic of) 5.875% 6/26/2031	USD	5,900	4,856
Ukraine 7.375% 9/25/2034[8]		5,370	1,024
United Kingdom 0.125% 8/10/2041[2]	GBP	3,016	3,426
United Mexican States 5.00% 4/27/2051	USD	3,290	2,682
United Mexican States 3.75% 4/19/2071		13,080	8,176
United Mexican States, Series M20, 10.00% 12/5/2024	MXN	1,060,000	54,565
United Mexican States, Series M, 7.50% 6/3/2027		60,000	2,905
United Mexican States, Series M, 8.00% 11/7/2047		496,456	22,739
			521,377

Municipals 1.30%
California 0.16%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 6/1/2031	USD	1,705	1,681
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036		4,470	3,573
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041		6,710	5,043
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025		5,000	4,588
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		5,400	4,661
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		6,450	5,143
			24,689

Florida 0.16%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		15,075	13,848
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		14,910	12,225
			26,073

American Funds Strategic Bond Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Illinois 0.19%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD	555	$522
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		2,645	2,264
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		960	825
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[3]		1,780	1,930
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		19,120	16,480
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044		100	106
G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023		365	366
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 12/15/2026		6,385	5,996
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056		13,690	2,482
			30,971

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029		987	1,064

Ohio 0.26%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		48,665	41,084

Puerto Rico 0.17%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 7/1/2023		636	636
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025		1,275	1,286
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027		1,264	1,289
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029		1,243	1,274
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031		1,207	1,251
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033		1,145	995
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035		1,029	869
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037		883	725
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041		1,201	944
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046		1,249	940
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024		382	354
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033		1,473	799
G.O. Taxable Bonds (CVI), Series 2022, 0% 11/1/2043		5,407	2,372
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		50,777	12,574
			26,308

Washington 0.16%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[3]		26,000	24,913

Wisconsin 0.19%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 12/17/2061		11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		21,990	19,545
			30,920

Total municipals			206,022

28	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes 0.12%
Fannie Mae 0.875% 8/5/2030	USD	19,166	$15,263
Federal Farm Credit Banks 1.75% 2/14/2025		3,107	2,947
			18,210

Total bonds, notes & other debt instruments (cost: $16,077,009,000)			14,221,155

Common stocks 0.01%		Shares
Consumer discretionary 0.01%
MYT Holding Co., Class B7,12		130,350	196
NMG Parent, LLC[12]		1,149	175

Total common stocks (cost: $1,013,000)			371

Preferred securities 0.00%
Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[7,12]		224,416	235

Total preferred securities (cost: $201,000)			235

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[12]		4,602	140

Total rights & warrants (cost: $28,000)			140

Short-term securities 10.14%
Money market investments 10.14%
Capital Group Central Cash Fund 4.31%[13,14]		16,027,410	1,602,581

Total short-term securities (cost: $1,602,325,000)			1,602,581
Total investment securities 100.14% (cost: $17,680,576,000)			15,824,482
Other assets less liabilities (0.14)%			(21,370)

Net assets 100.00%			$15,803,112

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2022 (000)
30 Day Federal Funds Futures	Short	5,385	February 2023	USD(2,146,767)	$33,981
3 Month SOFR Futures	Long	17	March 2023	4,059	(51)
90 Day Eurodollar Futures	Short	6,808	December 2024	(1,640,728)	33,516
2 Year U.S. Treasury Note Futures	Short	3,233	March 2023	(663,018)	1,873
5 Year U.S. Treasury Note Futures	Long	16,596	March 2023	1,791,201	(2,189)
10 Year Euro-Bund Futures	Long	467	March 2023	66,452	(4,290)
10 Year Italy Government Bond Futures	Short	707	March 2023	(82,432)	6,531
10 Year Japanese Government Bond Futures	Short	637	March 2023	(706,020)	13,044
10 Year U.S. Treasury Note Futures	Long	5,227	March 2023	586,976	(3,287)
10 Year Ultra U.S. Treasury Note Futures	Short	8,342	March 2023	(986,702)	27,360
10 Year UK Gilt Futures	Short	4,403	March 2023	(531,768)	33,508
20 Year U.S. Treasury Bond Futures	Short	19	March 2023	(2,382)	40
30 Year Euro-Buxl Futures	Long	199	March 2023	28,809	(5,343)
30 Year Ultra U.S. Treasury Bond Futures	Short	4,446	March 2023	(597,153)	8,076
					$142,769

American Funds Strategic Bond Fund	29

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2022 (000)
CLP	74,789,700	USD	83,676	Citibank	1/9/2023	$4,408
USD	7,033	KRW	9,269,600	Citibank	1/9/2023	(330)
USD	8,724	INR	720,000	Standard Chartered Bank	1/10/2023	25
USD	3,133	SEK	32,500	UBS AG	1/10/2023	16
USD	151,426	NZD	238,000	Morgan Stanley	1/11/2023	293
USD	4,389	SGD	5,945	UBS AG	1/11/2023	(50)
USD	31	GBP	25	Goldman Sachs	1/12/2023	— [15]
USD	52,674	ZAR	906,875	Bank of America	1/12/2023	(637)
EUR	257,443	USD	272,031	JPMorgan Chase	1/13/2023	3,826
USD	89,124	MXN	1,771,466	JPMorgan Chase	1/13/2023	(1,537)
JPY	1,831,000	EUR	12,796	Citibank	1/19/2023	273
EUR	5,259	MXN	110,000	BNP Paribas	1/19/2023	15
JPY	56,826,024	USD	417,951	Morgan Stanley	1/20/2023	16,308
CAD	109,175	USD	80,221	Bank of America	1/20/2023	419
USD	110,723	JPY	14,482,163	BNP Paribas	1/20/2023	52
USD	21,848	BRL	117,230	Citibank	1/23/2023	(246)
COP	408,457,500	USD	84,534	Citibank	1/23/2023	(679)
COP	408,457,500	USD	84,922	Morgan Stanley	1/23/2023	(1,067)
						$21,089

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront	Unrealized
								premium	(depreciation)
Receive		Pay			Notional		Value at	paid	appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2022 (000)	(received) (000)	at 12/31/2022 (000)
2.10125%	Annual	U.S. EFFR	Annual	1/12/2023	USD	36,000	$(28)	$—	$(28)
2.045%	Semi-annual	3-month USD-LIBOR	Quarterly	3/24/2023		53,800	(332)	—	(332)
2.55%	Annual	U.S. EFFR	Annual	4/26/2023		50,000	(346)	—	(346)
2.5815%	Annual	U.S. EFFR	Annual	5/25/2023		96,000	(841)	—	(841)
1.8875%	Semi-annual	3-month USD-LIBOR	Quarterly	6/7/2023		33,600	(443)	—	(443)
1.56%	Semi-annual	3-month USD-LIBOR	Quarterly	7/6/2023		40,500	(702)	—	(702)
1.615%	Semi-annual	3-month USD-LIBOR	Quarterly	8/18/2023		73,000	(1,553)	—	(1,553)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	129,461	(2,052)	—	(2,052)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		1,103,232	(17,538)	—	(17,538)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		406,601	(6,743)	—	(6,743)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		1,016,363	(16,723)	—	(16,723)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		167,647	(2,785)	—	(2,785)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		167,647	(2,783)	—	(2,783)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		184,049	(3,101)	—	(3,101)
3-month USD-LIBOR	Quarterly	3.09009%	Semi-annual	10/31/2023	USD	58,020	936	—	936
2.42%	Semi-annual	3-month USD-LIBOR	Quarterly	11/18/2023		50,000	(1,164)	—	(1,164)
0.204%	Annual	U.S. EFFR	Annual	2/26/2024		988,000	(51,443)	—	(51,443)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024		466,800	(24,315)	—	(24,315)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024		587,300	26,310	—	26,310
4.345%	Annual	U.S. EFFR	Annual	9/29/2024		728,000	(3,243)	—	(3,243)
4.197%	Annual	U.S. EFFR	Annual	9/30/2024		728,000	(5,028)	—	(5,028)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024		745,200	(5,438)	—	(5,438)
4.15%	Annual	U.S. EFFR	Annual	10/6/2024		742,500	(5,637)	—	(5,637)
6.23%	28-day	28-day MXN-TIIE	28-day	3/28/2025	MXN	1,051,500	(3,714)	—	(3,714)
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	USD	84,400	5,228	—	5,228
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR	448,100	(48,969)	—	(48,969)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025		448,100	(49,061)	—	(49,061)
5.39%	28-day	28-day MXN-TIIE	28-day	3/6/2026	MXN	390,000	(2,036)	—	(2,036)
5.395%	28-day	28-day MXN-TIIE	28-day	3/6/2026		1,310,000	(6,831)	—	(6,831)
5.43%	28-day	28-day MXN-TIIE	28-day	3/10/2026		660,000	(3,419)	—	(3,419)

30	American Funds Strategic Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

								Upfront		Unrealized
								premium		(depreciation)
Receive		Pay			Notional		Value at	paid		appreciation
	Payment		Payment	Expiration	amount		12/31/2022	(received)		at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)		(000)
5.455%	28-day	28-day MXN-TIIE	28-day	3/11/2026	MXN	255,000	$(1,313)	$—		$(1,313)
5.4167%	28-day	28-day MXN-TIIE	28-day	3/11/2026		780,000	(4,057)	—		(4,057)
5.55%	28-day	28-day MXN-TIIE	28-day	3/12/2026		250,000	(1,254)	—		(1,254)
5.50%	28-day	28-day MXN-TIIE	28-day	3/12/2026		330,000	(1,679)	—		(1,679)
5.6275%	28-day	28-day MXN-TIIE	28-day	3/12/2026		505,000	(2,478)	—		(2,478)
5.63%	28-day	28-day MXN-TIIE	28-day	3/13/2026		256,000	(1,256)	—		(1,256)
5.62%	28-day	28-day MXN-TIIE	28-day	3/13/2026		385,000	(1,894)	—		(1,894)
5.6412%	28-day	28-day MXN-TIIE	28-day	3/13/2026		579,000	(2,831)	—		(2,831)
6.105%	28-day	28-day MXN-TIIE	28-day	3/19/2026		274,000	(1,163)	—		(1,163)
6.20%	28-day	28-day MXN-TIIE	28-day	3/19/2026		283,000	(1,163)	—		(1,163)
6.17%	28-day	28-day MXN-TIIE	28-day	3/19/2026		286,000	(1,188)	—		(1,188)
6.05%	28-day	28-day MXN-TIIE	28-day	3/19/2026		286,500	(1,239)	—		(1,240)
6.08%	28-day	28-day MXN-TIIE	28-day	3/19/2026		292,000	(1,250)	—		(1,250)
6.03%	28-day	28-day MXN-TIIE	28-day	3/19/2026		1,305,000	(5,679)	—	[15]	(5,679)
6.08%	28-day	28-day MXN-TIIE	28-day	3/20/2026		282,500	(1,210)	—		(1,210)
6.35%	28-day	28-day MXN-TIIE	28-day	6/12/2026		431,000	(1,737)	—		(1,737)
6.3967%	28-day	28-day MXN-TIIE	28-day	6/15/2026		438,000	(1,736)	—		(1,736)
6.435%	28-day	28-day MXN-TIIE	28-day	6/15/2026		585,000	(2,284)	—		(2,284)
6.42%	28-day	28-day MXN-TIIE	28-day	6/15/2026		868,000	(3,409)	—		(3,409)
6.49%	28-day	28-day MXN-TIIE	28-day	6/16/2026		289,000	(1,105)	—		(1,105)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026		210,300	(801)	—		(801)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026		217,000	(814)	—		(814)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026		214,800	(828)	—		(828)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026		657,000	(2,452)	—		(2,452)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026		212,600	(794)	—		(794)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026		420,500	(1,602)	—		(1,602)
6.71%	28-day	28-day MXN-TIIE	28-day	6/19/2026		286,200	(999)	—		(999)
6.65%	28-day	28-day MXN-TIIE	28-day	6/19/2026		286,200	(1,026)	—		(1,025)
6.715%	28-day	28-day MXN-TIIE	28-day	6/19/2026		427,800	(1,491)	—		(1,491)
6.69%	28-day	28-day MXN-TIIE	28-day	6/19/2026		572,500	(2,017)	—		(2,017)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026		139,200	(512)	—		(512)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026		149,500	(552)	—		(552)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026		182,900	(674)	—		(674)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		224,900	(810)	—		(810)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026		596,500	(2,170)	—		(2,170)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		620,300	(2,242)	—		(2,242)
6.63%	28-day	28-day MXN-TIIE	28-day	6/26/2026		635,800	(2,301)	—		(2,301)
7.135%	28-day	28-day MXN-TIIE	28-day	9/25/2026		736,700	(2,163)	—		(2,163)
7.10%	28-day	28-day MXN-TIIE	28-day	9/25/2026		1,031,300	(3,086)	—		(3,086)
7.065%	28-day	28-day MXN-TIIE	28-day	9/28/2026		589,382	(1,799)	—		(1,799)
7.19%	28-day	28-day MXN-TIIE	28-day	9/29/2026		294,600	(840)	—		(840)
7.3023%	28-day	28-day MXN-TIIE	28-day	9/30/2026		383,700	(1,025)	—		(1,025)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026		589,400	(1,595)	—	[15]	(1,595)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY	1,442,100	200	(3)		203
7.30%	28-day	28-day MXN-TIIE	28-day	10/1/2026	MXN	147,348	(394)	—		(394)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026		123,770	(343)	—		(343)
7.52%	28-day	28-day MXN-TIIE	28-day	10/19/2026		147,300	(343)	—		(343)
7.55%	28-day	28-day MXN-TIIE	28-day	10/23/2026		439,000	(1,001)	—		(1,001)
7.64%	28-day	28-day MXN-TIIE	28-day	10/28/2026		303,900	(649)	—		(649)
7.39%	28-day	28-day MXN-TIIE	28-day	10/30/2026		297,800	(759)	—		(759)
7.335%	28-day	28-day MXN-TIIE	28-day	11/6/2026		442,100	(1,168)	—		(1,168)
7.20%	28-day	28-day MXN-TIIE	28-day	11/6/2026		595,500	(1,707)	—		(1,707)
7.335%	28-day	28-day MXN-TIIE	28-day	11/26/2026		194,771	(518)	—		(518)
8.565%	28-day	28-day MXN-TIIE	28-day	7/22/2027		500,000	(266)	—		(266)
8.525%	28-day	28-day MXN-TIIE	28-day	7/22/2027		500,000	(304)	—		(304)
8.5225%	28-day	28-day MXN-TIIE	28-day	7/22/2027		1,000,000	(612)	—		(612)
8.33%	28-day	28-day MXN-TIIE	28-day	7/23/2027		745,000	(729)	—		(729)
8.32%	28-day	28-day MXN-TIIE	28-day	7/29/2027		500,000	(502)	—		(502)
8.31%	28-day	28-day MXN-TIIE	28-day	8/2/2027		750,000	(768)	—		(768)

American Funds Strategic Bond Fund	31

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

								Upfront		Unrealized
								premium		(depreciation)
Receive		Pay			Notional		Value at	paid		appreciation
	Payment		Payment	Expiration	amount		12/31/2022	(received)		at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)		(000)
8.225%	28-day	28-day MXN-TIIE	28-day	8/4/2027	MXN	500,000	$(594)	$—		$(594)
8.185%	28-day	28-day MXN-TIIE	28-day	8/5/2027		485,000	(613)	—		(613)
8.50%	28-day	28-day MXN-TIIE	28-day	8/16/2027		500,000	(327)	—		(327)
8.86%	28-day	28-day MXN-TIIE	28-day	8/25/2027		1,098,000	44	—		44
3.2633%	Annual	SONIA	Annual	8/25/2027	GBP	263,966	(11,528)	—		(11,528)
3.29%	Annual	SONIA	Annual	8/25/2027		273,500	(11,579)	—	[15]	(11,579)
3.265%	Annual	SONIA	Annual	8/25/2027		273,100	(11,903)	—		(11,903)
3.25%	Annual	SONIA	Annual	8/25/2027		273,100	(12,108)	—		(12,108)
3.23882%	Annual	SONIA	Annual	8/26/2027		555,700	(24,953)	—		(24,953)
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	USD	15,300	(737)	—		(737)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		19,100	(932)	—		(932)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		19,100	(934)	—		(934)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028		14,500	(701)	—		(701)
3-month USD-LIBOR	Quarterly	1.1655%	Semi-annual	3/4/2028		199,000	26,228	—		26,228
3.16%	Annual	SOFR	Annual	6/20/2028		168,000	(3,308)	—		(3,308)
U.S. EFFR	Annual	2.438%	Annual	1/11/2029		44,000	2,909	—		2,909
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN	636,500	3,092	—		3,092
3-month USD-LIBOR	Quarterly	2.679%	Semi-annual	4/14/2030	USD	4,800	366	—		366
U.S. EFFR	Annual	0.666%	Annual	11/19/2030		153,800	30,514	—		30,514
3-month USD-LIBOR	Quarterly	2.35%	Semi-annual	3/24/2031		11,700	1,241	—		1,241
3-month USD-LIBOR	Quarterly	2.22%	Semi-annual	6/7/2031		7,300	858	—		858
3-month USD-LIBOR	Quarterly	1.89%	Semi-annual	7/6/2031		8,700	1,234	—		1,234
3-month USD-LIBOR	Quarterly	1.87%	Semi-annual	8/18/2031		15,500	2,248	—		2,248
3-month USD-LIBOR	Quarterly	2.57%	Semi-annual	11/18/2031		11,000	1,055	—		1,055
SOFR	Annual	3.10%	Annual	6/20/2033		90,300	2,861	—		2,861
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038		11,500	571	—		571
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038		11,400	566	—		566
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038		9,200	442	—		442
3-month USD-LIBOR	Quarterly	2.967%	Semi-annual	2/2/2038		8,900	439	—		439
3.1675%	Semi-annual	3-month USD-LIBOR	Quarterly	9/27/2048		29,000	(2,076)	—		(2,076)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050		12,600	5,856	—		5,856
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050		5,800	2,709	—		2,709
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050		5,200	2,419	—		2,419
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR	16,100	8,230	—		8,230
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050		74,200	39,445	—		39,445
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050		74,200	39,269	—		39,269
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051		39,980	20,782	—		20,782
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052		39,150	(15,295)	—		(15,295)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052		39,150	(15,544)	—		(15,544)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052		46,200	(18,569)	—		(18,569)
							$(254,498)	$(3)		$(254,495)

Bilateral interest rate swaps

										Unrealized
									Upfront	appreciation
Receive		Pay				Notional		Value at	premium	(depreciation)
	Payment		Payment		Expiration	amount		12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	Counterparty	date	(000)		(000)	(000)	(000)
13.097429%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL	589,369	$1,785	$—	$1,785
13.578%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026		305,125	1,729	—	1,729
12.695%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2026		309,089	243	—	243
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026		309,477	167	—	167
12.53%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026		310,516	(39)	—	(39)
								$3,885	$—	$3,885

32	American Funds Strategic Bond Fund

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront
						premium	Unrealized
				Notional	Value at	(received)	depreciation
Reference	Financing	Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
index	rate paid	frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD2,265,362	$(18,113)	$(1,394)	$(16,719)
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	2,197,495	(13,533)	78,869	(92,402)
					$(31,646)	$77,475	$(109,121)

Investments in affiliates14

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2022	Additions	Reductions	gain	appreciation	12/31/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 10.14%
Money market investments 10.14%
Capital Group Central Cash Fund 4.31%[13]	$397,473	$11,549,514	$10,345,283	$662	$215	$1,602,581	$44,784

Restricted securities9

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[7,10]	12/6/2022	$16,100	$16,100	.10%
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[7,10]	12/6/2022	12,000	12,000	.08
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[7,10]	12/6/2022	8,615	8,615	.05
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[7,10]	12/6/2022	4,999	4,999	.03
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[7,10]	12/6/2022	2,605	2,605	.02
NBM US Holdings, Inc. 6.625% 8/6/2029	9/17/2020	4,346	3,967	.03
Total		$48,665	$48,286	.31%

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $455,218,000, which represented 2.88% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,721,666,000, which represented 17.22% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $50,215,000, which represented .32% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Value determined using significant unobservable inputs.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $48,286,000, which represented .31% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Amount less than one thousand.

American Funds Strategic Bond Fund	33

Key to abbreviations

Assn. = Association

Auth. = Authority

BBR = Bank Base Rate

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

Certs. = Certificates

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

CME = CME Group

COP = Colombian pesos

CVI = Contingent Value Instrument

DAC = Designated Activity Company

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

FRA = Forward Rate Agreement

G.O. = General Obligation

GBP = British pounds

GHS = Ghanaian credi

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NZD = New Zealand dollars

Part. = Participation

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

TONAR = Tokyo Overnight Average Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

34	American Funds Strategic Bond Fund

Financial statements

Statement of assets and liabilities
at December 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,078,251)	$14,221,901
Affiliated issuers (cost: $1,602,325)	1,602,581	$15,824,482
Cash		10
Cash denominated in currencies other than U.S. dollars (cost: $717)		717
Unrealized appreciation on open forward currency contracts		25,635
Bilateral interest rate swaps, at value		3,924
Receivables for:
Sales of investments	174,529
Sales of fund’s shares	72,515
Dividends and interest	114,044
Variation margin on futures contracts	6,912
Variation margin on centrally cleared swap contracts	10,408
Other	179	378,587
		16,233,355
Liabilities:
Unrealized depreciation on open forward currency contracts		4,546
Bilateral interest rate swaps, at value		39
Payables for:
Purchases of investments	371,033
Repurchases of fund’s shares	24,931
Investment advisory services	3,757
Services provided by related parties	1,489
Trustees’ deferred compensation	28
Variation margin on futures contracts	5,289
Variation margin on centrally cleared swap contracts	19,037
Other	94	425,658
Net assets at December 31, 2022		$15,803,112

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,211,413
Total accumulated loss		(2,408,301)
Net assets at December 31, 2022		$15,803,112

Refer to the notes to financial statements.

American Funds Strategic Bond Fund	35

Financial statements (continued)

Statement of assets and liabilities
at December 31, 2022 (continued)
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,677,004 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,363,884	251,014	$9.42
Class C	89,866	9,596	9.36
Class T	9	1	9.42
Class F-1	288,124	30,631	9.41
Class F-2	4,992,220	529,812	9.42
Class F-3	2,188,481	232,355	9.42
Class 529-A	77,032	8,187	9.41
Class 529-C	6,538	698	9.37
Class 529-E	3,154	335	9.41
Class 529-T	11	1	9.43
Class 529-F-1	9	1	9.42
Class 529-F-2	24,488	2,600	9.42
Class 529-F-3	9	1	9.41
Class R-1	1,252	133	9.42
Class R-2	5,950	634	9.39
Class R-2E	2,852	303	9.40
Class R-3	12,192	1,297	9.40
Class R-4	19,005	2,020	9.41
Class R-5E	5,740	609	9.43
Class R-5	4,705	499	9.43
Class R-6	5,717,591	606,277	9.43

Refer to the notes to financial statements.

36	American Funds Strategic Bond Fund

Financial statements (continued)

Statement of operations
for the year ended December 31, 2022
(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $49)	$531,529
Dividends from affiliated issuers	44,784	$576,313
Fees and expenses*:
Investment advisory services	36,193
Distribution services	9,087
Transfer agent services	6,884
Administrative services	3,825
529 plan services	67
Reports to shareholders	369
Registration statement and prospectus	1,608
Trustees’ compensation	27
Auditing and legal	121
Custodian	179
Other	34
Total fees and expenses before waiver	58,394
Less waiver of fees and expenses:
Investment advisory services waiver	5
Total fees and expenses after waiver		58,389
Net investment income		517,924

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $1,221):
Unaffiliated issuers	(468,569)
Affiliated issuers	662
Futures contracts	416,839
Forward currency contracts	(131,532)
Swap contracts	124,623
Currency transactions	(2,178)	(60,155)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $50):
Unaffiliated issuers	(1,993,540)
Affiliated issuers	215
Futures contracts	215,404
Forward currency contracts	44,960
Swap contracts	(339,007)
Currency translations	104	(2,071,864)
Net realized loss and unrealized depreciation		(2,132,019)

Net decrease in net assets resulting from operations		$(1,614,095)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Strategic Bond Fund	37

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31,
	2022	2021
Operations:
Net investment income	$517,924	$227,930
Net realized loss	(60,155)	(64,639)
Net unrealized depreciation	(2,071,864)	(152,169)
Net (decrease) increase in net assets resulting from operations	(1,614,095)	11,122

Distributions paid and return of capital paid to shareholders:
Distributions	(752,862)	(174,476)
Return of capital	(10,274)	—
Total distributions paid and return of capital paid to shareholders	(763,136)	(174,476)

Net capital share transactions	7,978,611	4,666,363

Total increase in net assets	5,601,380	4,503,009

Net assets:
Beginning of year	10,201,732	5,698,723
End of year	$15,803,112	$10,201,732

Refer to the notes to financial statements.

38	American Funds Strategic Bond Fund

Notes to financial statements

1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

American Funds Strategic Bond Fund	39

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

40	American Funds Strategic Bond Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,624,949	$—	$5,624,949
Corporate bonds, notes & loans	—	3,769,652	3,784	3,773,436
Mortgage-backed obligations	—	3,200,300	67,496	3,267,796
Asset-backed obligations	—	746,290	63,075	809,365
Bonds & notes of governments & government agencies outside the U.S.	—	521,377	—	521,377
Municipals	—	206,022	—	206,022
Federal agency bonds & notes	—	18,210	—	18,210
Common stocks	—	175	196	371
Preferred securities	—	—	235	235
Rights & warrants	—	140	—	140
Short-term securities	1,602,581	—	—	1,602,581
Total	$1,602,581	$14,087,115	$134,786	$15,824,482

American Funds Strategic Bond Fund	41

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$157,929	$—	$—	$157,929
Unrealized appreciation on open forward currency contracts	—	25,635	—	25,635
Unrealized appreciation on centrally cleared interest rate swaps	—	226,055	—	226,055
Unrealized appreciation on bilateral interest rate swaps	—	3,924	—	3,924
Liabilities:
Unrealized depreciation on futures contracts	(15,160)	—	—	(15,160)
Unrealized depreciation on open forward currency contracts	—	(4,546)	—	(4,546)
Unrealized depreciation on centrally cleared interest rate swaps	—	(480,550)	—	(480,550)
Unrealized depreciation on bilateral interest rate swaps	—	(39)	—	(39)
Unrealized depreciation on centrally cleared credit default swaps	—	(109,121)	—	(109,121)
Total	$142,769	$(338,642)	$—	$(195,873)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

42	American Funds Strategic Bond Fund

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Strategic Bond Fund	43

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

44	American Funds Strategic Bond Fund

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2022, the fund’s maximum exposure of unfunded bond commitments was $4,409,000, which would represent .03% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $34,379,128,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $2,547,661,000.

American Funds Strategic Bond Fund	45

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $33,630,581,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

46	American Funds Strategic Bond Fund

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $3,950,109,000.

Total return swaps — The fund has entered into bilateral total return swaps in order to gain exposure to a market without investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The fund may invest in total return swaps where the asset underlying the contract is a securities index. As of December 31, 2022, the fund did not have any total return swaps. The average month-end notional amount of total return swaps while held was $1,000,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and total return swaps as of, or for the year ended, December 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$157,929	Unrealized depreciation*	$15,160
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	25,635	Unrealized depreciation on open forward currency contracts	4,546
Swap (centrally cleared)	Interest	Unrealized appreciation*	226,055	Unrealized depreciation*	480,550
Swap (bilateral)	Interest	Bilateral interest rate swaps, at value	3,924	Bilateral interest rate swaps, at value	39
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	109,121
			$413,543		$609,416

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$416,839	Net unrealized appreciation on futures contracts	$215,404
Forward currency	Currency	Net realized loss on forward currency contracts	(131,532)	Net unrealized appreciation on forward currency contracts	44,960
Swap	Interest	Net realized loss on swap contracts	(13,512)	Net unrealized depreciation on swap contracts	(228,532)
Swap	Credit	Net realized gain on swap contracts	138,135	Net unrealized depreciation on swap contracts	(110,475)
			$409,930		$(78,643)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

American Funds Strategic Bond Fund	47

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps, total return swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, bilateral interest rate swaps and bilateral total return swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the statement of assets and liabilities		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty			Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$419		$(419)	$—	$—	$—
Barclays Bank PLC	3,681		(39)	(2,502)	—	1,140
BNP Paribas	310		—	—	(310)	—
Citibank	4,681		(1,255)	—	(2,711)	715
Goldman Sachs	—	†	—	—	—	—	†
JPMorgan Chase	3,826		(1,537)	—	—	2,289
Morgan Stanley	16,601		(1,067)	—	(9,137)	6,397
Standard Chartered Bank	25		—	—	—	25
UBS AG	16		(16)	—	—	—
Total	$29,559		$(4,333)	$(2,502)	$(12,158)	$10,566
Liabilities:
Bank of America	$637		$(419)	$(218)	$—	$—
Barclays Bank PLC	39		(39)	—	—	—
Citibank	1,255		(1,255)	—	—	—
JPMorgan Chase	1,537		(1,537)	—	—	—
Morgan Stanley	1,067		(1,067)	—	—	—
UBS AG	50		(16)	—	—	34
Total	$4,585		$(4,333)	$(218)	$—	$34

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.

48	American Funds Strategic Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2022, the fund reclassified $4,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Distributions in excess of ordinary income	$10,274
Late year ordinary loss deferral[1]	(59,498)
Capital loss carryforward[2]	(230,115)
Gross unrealized appreciation on investments	402,831
Gross unrealized depreciation on investments	(2,519,561)
Net unrealized depreciation on investments	(2,116,730)
Cost of investments	17,667,866

[1]	This deferral is considered incurred in the subsequent year.
[2]	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Strategic Bond Fund	49

For the year ended December 31, 2022, the fund’s distributions exceeded total taxable income resulting in a return of capital for tax purposes. Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2022						Year ended December 31, 2021
Share class	Ordinary income		Return of capital		Total distributions paid		Ordinary income		Return of capital	Total distributions paid
Class A	$115,711		$1,564		$117,275		$34,669		$—	$34,669
Class C	3,901		53		3,954		1,105		—	1,105
Class T	1		—	[3]	1		—	[3]	—	—	[3]
Class F-1	14,822		200		15,022		5,320		—	5,320
Class F-2	236,506		3,226		239,732		53,132		—	53,132
Class F-3	106,928		1,462		108,390		21,226		—	21,226
Class 529-A	3,780		51		3,831		1,343		—	1,343
Class 529-C	288		4		292		85		—	85
Class 529-E	156		2		158		63		—	63
Class 529-T	1		—	[3]	1		—	[3]	—	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class 529-F-2	1,296		17		1,313		470		—	470
Class 529-F-3	1		—	[3]	1		—	[3]	—	—	[3]
Class R-1	69		1		70		15		—	15
Class R-2	258		4		262		73		—	73
Class R-2E	114		2		116		16		—	16
Class R-3	567		8		575		134		—	134
Class R-4	870		12		882		213		—	213
Class R-5E	229		3		232		40		—	40
Class R-5	218		3		221		76		—	76
Class R-6	267,146		3,662		270,808		56,496		—	56,496
Total	$752,862		$10,274		$763,136		$174,476		$—	$174,476

[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.447% on the first $1.5 billion of daily net assets and decreasing to 0.255% on such assets in excess of $6.5 billion. On March 9, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2022, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.280% on the first $15 billion of daily net assets and decreasing to 0.245% on such assets in excess of $15 billion. CRMC waived investment advisory services fees of $5,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $36,193,000 were reduced to $36,188,000, both of which were equivalent to an annualized rate of 0.284% of average daily net assets.

50	American Funds Strategic Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2022, unreimbursed expenses subject to reimbursement totaled $1,220,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2022, the 529 plan services fees were $67,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

American Funds Strategic Bond Fund	51

For the year ended December 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$6,930	$2,213		$693		Not applicable
Class C	954	93		29		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	751	384		90		Not applicable
Class F-2	Not applicable	4,009		1,155		Not applicable
Class F-3	Not applicable	11		520		Not applicable
Class 529-A	183	72		24		$46
Class 529-C	76	7		2		4
Class 529-E	17	1		1		2
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	10		8		15
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	22	1		1		Not applicable
Class R-2	45	17		2		Not applicable
Class R-2E	11	4		—	*	Not applicable
Class R-3	59	16		3		Not applicable
Class R-4	39	12		5		Not applicable
Class R-5E	Not applicable	4		1		Not applicable
Class R-5	Not applicable	2		1		Not applicable
Class R-6	Not applicable	28		1,290		Not applicable
Total class-specific expenses	$9,087	$6,884		$3,825		$67

*	Amount less than one thousand.

Trustees deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $27,000 in the fund’s statement of operations reflects $30,000 in current fees (either paid in cash or deferred) and a net decrease of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $17,616,000 and $20,249,000, respectively, which generated $978,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2022.

52	American Funds Strategic Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$1,014,827	98,010	$116,524		11,882		$(557,717)	(54,740)	$573,634	55,152
Class C	39,293	3,811	3,945		406		(42,915)	(4,144)	323	73
Class T	—	—	—		—		—	—	—	—
Class F-1	224,573	22,060	14,984		1,528		(217,743)	(21,440)	21,814	2,148
Class F-2	4,288,636	422,518	238,583		24,432		(1,886,924)	(186,116)	2,640,295	260,834
Class F-3	1,902,351	184,608	106,710		10,926		(672,654)	(66,935)	1,336,407	128,599
Class 529-A	24,226	2,341	3,829		390		(19,088)	(1,840)	8,967	891
Class 529-C	2,335	225	292		30		(3,406)	(329)	(779)	(74)
Class 529-E	407	39	158		16		(671)	(65)	(106)	(10)
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	— †	—	†
Class 529-F-2	9,296	885	1,312		133		(6,303)	(608)	4,305	410
Class 529-F-3	—	—	—	†	—	†	—	—	— †	—	†
Class R-1	1,591	147	70		7		(1,396)	(140)	265	14
Class R-2	2,103	205	261		27		(2,467)	(234)	(103)	(2)
Class R-2E	2,357	228	115		12		(572)	(54)	1,900	186
Class R-3	7,906	762	574		59		(5,289)	(516)	3,191	305
Class R-4	9,733	984	880		90		(4,776)	(471)	5,837	603
Class R-5E	4,581	457	220		23		(749)	(74)	4,052	406
Class R-5	4,351	419	201		21		(2,136)	(202)	2,416	238
Class R-6	3,396,111	330,417	269,679		27,661		(289,598)	(28,746)	3,376,192	329,332
Total net increase (decrease)	$10,934,677	1,068,116	$758,338		77,643		$(3,714,404)	(366,654)	$7,978,611	779,105

Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	53

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class A	$1,034,841	90,546	$34,480		3,031		$(474,417)	(41,622)	$594,904	51,955
Class C	41,025	3,607	1,103		98		(55,871)	(4,936)	(13,743)	(1,231)
Class T	—	—	—		—		—	—	—	—
Class F-1	249,859	21,896	5,307		467		(212,336)	(18,635)	42,830	3,728
Class F-2	2,391,902	209,695	52,931		4,647		(1,016,625)	(89,143)	1,428,208	125,199
Class F-3	921,218	80,698	21,096		1,854		(294,459)	(25,797)	647,855	56,755
Class 529-A	34,119	2,987	1,342		118		(20,074)	(1,758)	15,387	1,347
Class 529-C	3,333	293	84		7		(3,539)	(311)	(122)	(11)
Class 529-E	1,529	133	63		6		(2,077)	(183)	(485)	(44)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	10,612	928	470		41		(6,573)	(573)	4,509	396
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	385	34	15		1		(430)	(38)	(30)	(3)
Class R-2	3,661	322	73		6		(3,293)	(289)	441	39
Class R-2E	553	49	16		1		(315)	(27)	254	23
Class R-3	7,086	621	134		12		(3,547)	(312)	3,673	321
Class R-4	12,737	1,114	212		19		(3,331)	(293)	9,618	840
Class R-5E	4,322	377	40		4		(3,641)	(317)	721	64
Class R-5	1,353	120	42		3		(1,473)	(129)	(78)	(6)
Class R-6	1,953,055	172,413	56,133		4,919		(76,767)	(6,683)	1,932,421	170,649
Total net increase (decrease)	$6,671,590	585,833	$173,541		15,234		$(2,178,768)	(191,046)	$4,666,363	410,021

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,011,059,000 and $19,971,259,000, respectively, during the year ended December 31, 2022.

54	American Funds Strategic Bond Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2022	$11.36	$.39	$(1.83)	$(1.44)	$(.49)	$—	$(.01)	$(.50)	$9.42	(12.72)%	$2,364		.73%		.73%		3.78%
12/31/2021	11.68	.28	(.40)	(.12)	(.20)	—	—	(.20)	11.36	(1.13)	2,224		.75		.75		2.45
12/31/2020	10.28	.15	1.70	1.85	(.22)	(.23)	—	(.45)	11.68	18.09	1,681		.85		.83		1.33
12/31/2019	9.83	.23	.54	.77	(.10)	(.22)	—	(.32)	10.28	7.84	669		.96		.95		2.28
12/31/2018	10.15	.32	(.29)	.03	(.35)	—	—	(.35)	9.83	.27	395		1.01		.97		3.18
Class C:
12/31/2022	11.30	.31	(1.82)	(1.51)	(.42)	—	(.01)	(.43)	9.36	(13.41)	90		1.43		1.43		3.05
12/31/2021	11.61	.19	(.39)	(.20)	(.11)	—	—	(.11)	11.30	(1.77)	108		1.46		1.45		1.70
12/31/2020	10.23	.07	1.69	1.76	(.15)	(.23)	—	(.38)	11.61	17.16	125		1.54		1.53		.62
12/31/2019	9.80	.16	.53	.69	(.04)	(.22)	—	(.26)	10.23	7.13	35		1.67		1.66		1.56
12/31/2018	10.12	.24	(.29)	(.05)	(.27)	—	—	(.27)	9.80	(.52)	21		1.81		1.77		2.37
Class T:
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52)	—	(.01)	(.53)	9.42	(12.55)[5]	—	[6]	.43	[5]	.43	[5]	4.06	[5]
12/31/2021	11.69	.31	(.41)	(.10)	(.23)	—	—	(.23)	11.36	(.85)[5]	—	[6]	.46	[5]	.45	[5]	2.70	[5]
12/31/2020	10.28	.18	1.71	1.89	(.25)	(.23)	—	(.48)	11.69	18.37 [5]	—	[6]	.58	[5]	.56	[5]	1.61	[5]
12/31/2019	9.83	.26	.54	.80	(.13)	(.22)	—	(.35)	10.28	8.22 [5]	—	[6]	.69	[5]	.68	[5]	2.57	[5]
12/31/2018	10.15	.34	(.30)	.04	(.36)	—	—	(.36)	9.83	.46 [5]	—	[6]	.82	[5]	.77	[5]	3.37	[5]
Class F-1:
12/31/2022	11.34	.39	(1.81)	(1.42)	(.50)	—	(.01)	(.51)	9.41	(12.82)	288		.71		.71		3.78
12/31/2021	11.66	.28	(.40)	(.12)	(.20)	—	—	(.20)	11.34	(1.04)	323		.74		.73		2.45
12/31/2020	10.28	.15	1.69	1.84	(.23)	(.23)	—	(.46)	11.66	18.02	289		.79		.78		1.30
12/31/2019	9.82	.24	.54	.78	(.10)	(.22)	—	(.32)	10.28	7.94	13		.95		.95		2.29
12/31/2018	10.14	.31	(.30)	.01	(.33)	—	—	(.33)	9.82	.16	8		1.10		1.06		3.08
Class F-2:
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52)	—	(.01)	(.53)	9.42	(12.55)	4,992		.44		.44		4.09
12/31/2021	11.68	.32	(.41)	(.09)	(.23)	—	—	(.23)	11.36	(.77)	3,056		.47		.46		2.78
12/31/2020	10.28	.19	1.69	1.88	(.25)	(.23)	—	(.48)	11.68	18.31	1,680		.53		.52		1.58
12/31/2019	9.83	.26	.54	.80	(.13)	(.22)	—	(.35)	10.28	8.23	124		.67		.66		2.56
12/31/2018	10.15	.34	(.29)	.05	(.37)	—	—	(.37)	9.83	.48	70		.80		.76		3.39
Class F-3:
12/31/2022	11.36	.43	(1.83)	(1.40)	(.53)	—	(.01)	(.54)	9.42	(12.46)	2,188		.33		.33		4.21
12/31/2021	11.68	.33	(.41)	(.08)	(.24)	—	—	(.24)	11.36	(.67)	1,179		.37		.36		2.89
12/31/2020	10.28	.20	1.69	1.89	(.26)	(.23)	—	(.49)	11.68	18.51	549		.45		.44		1.69
12/31/2019	9.82	.28	.54	.82	(.14)	(.22)	—	(.36)	10.28	8.34	82		.56		.56		2.68
12/31/2018	10.14	.35	(.30)	.05	(.37)	—	—	(.37)	9.82	.57	30		.71		.67		3.48
Class 529-A:
12/31/2022	11.35	.39	(1.83)	(1.44)	(.49)	—	(.01)	(.50)	9.41	(12.74)	77		.72		.72		3.79
12/31/2021	11.67	.28	(.40)	(.12)	(.20)	—	—	(.20)	11.35	(1.13)	83		.75		.74		2.45
12/31/2020	10.27	.15	1.70	1.85	(.22)	(.23)	—	(.45)	11.67	18.13	69		.84		.82		1.35
12/31/2019	9.82	.23	.54	.77	(.10)	(.22)	—	(.32)	10.27	7.83	33		.96		.95		2.28
12/31/2018	10.14	.32	(.30)	.02	(.34)	—	—	(.34)	9.82	.25	18		1.03		.98		3.17

Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	55

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2022	$11.30	$.31	$(1.82)	$(1.51)	$(.41)	$—	$(.01)	$(.42)	$9.37	(13.46)%	$7		1.49%		1.49%		3.01%
12/31/2021	11.62	.19	(.40)	(.21)	(.11)	—	—	(.11)	11.30	(1.81)	9		1.51		1.50		1.66
12/31/2020	10.23	.07	1.68	1.75	(.13)	(.23)	—	(.36)	11.62	17.17	9		1.63		1.61		.59
12/31/2019	9.80	.15	.53	.68	(.03)	(.22)	—	(.25)	10.23	7.09	9		1.73		1.72		1.50
12/31/2018	10.12	.23	(.28)	(.05)	(.27)	—	—	(.27)	9.80	(.62)	6		1.86		1.81		2.33
Class 529-E:
12/31/2022	11.35	.37	(1.83)	(1.46)	(.47)	—	(.01)	(.48)	9.41	(12.99)	3		.92		.92		3.57
12/31/2021	11.67	.25	(.40)	(.15)	(.17)	—	—	(.17)	11.35	(1.26)	4		.96		.95		2.18
12/31/2020	10.27	.13	1.70	1.83	(.20)	(.23)	—	(.43)	11.67	17.75	4		1.05		1.03		1.12
12/31/2019	9.82	.21	.54	.75	(.08)	(.22)	—	(.30)	10.27	7.73	2		1.16		1.15		2.08
12/31/2018	10.15	.29	(.30)	(.01)	(.32)	—	—	(.32)	9.82	(.09)	1		1.29		1.25		2.90
Class 529-T:
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52)	—	(.01)	(.53)	9.43	(12.58)[5]	—	[6]	.49	[5]	.49	[5]	4.00	[5]
12/31/2021	11.69	.30	(.40)	(.10)	(.22)	—	—	(.22)	11.37	(.83)[5]	—	[6]	.53	[5]	.52	[5]	2.64	[5]
12/31/2020	10.29	.18	1.69	1.87	(.24)	(.23)	—	(.47)	11.69	18.30 [5]	—	[6]	.64	[5]	.62	[5]	1.57	[5]
12/31/2019	9.83	.26	.54	.80	(.12)	(.22)	—	(.34)	10.29	8.15 [5]	—	[6]	.74	[5]	.73	[5]	2.52	[5]
12/31/2018	10.15	.33	(.29)	.04	(.36)	—	—	(.36)	9.83	.40 [5]	—	[6]	.88	[5]	.83	[5]	3.32	[5]
Class 529-F-1:
12/31/2022	11.35	.41	(1.82)	(1.41)	(.51)	—	(.01)	(.52)	9.42	(12.63)[5]	—	[6]	.52	[5]	.52	[5]	3.96	[5]
12/31/2021	11.68	.30	(.41)	(.11)	(.22)	—	—	(.22)	11.35	(.94)[5]	—	[6]	.55	[5]	.54	[5]	2.60	[5]
12/31/2020	10.28	.18	1.70	1.88	(.25)	(.23)	—	(.48)	11.68	18.35 [5]	—	[6]	.63	[5]	.61	[5]	1.57	[5]
12/31/2019	9.83	.26	.53	.79	(.12)	(.22)	—	(.34)	10.28	8.07	13		.73		.72		2.50
12/31/2018	10.15	.33	(.29)	.04	(.36)	—	—	(.36)	9.83	.41	5		.86		.81		3.33
Class 529-F-2:
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52)	—	(.01)	(.53)	9.42	(12.47)	24		.43		.43		4.09
12/31/2021	11.68	.31	(.40)	(.09)	(.23)	—	—	(.23)	11.36	(.86)	25		.48		.47		2.72
12/31/2020[7,8]	11.78	.03	.21	.24	(.11)	(.23)	—	(.34)	11.68	2.04 [9]	21		.09	[9]	.08	[9]	.28	[9]
Class 529-F-3:
12/31/2022	11.35	.42	(1.82)	(1.40)	(.53)	—	(.01)	(.54)	9.41	(12.52)	—	[6]	.39		.39		4.09
12/31/2021	11.68	.31	(.41)	(.10)	(.23)	—	—	(.23)	11.35	(.83)	—	[6]	.46		.43		2.71
12/31/2020[7,8]	11.78	.03	.21	.24	(.11)	(.23)	—	(.34)	11.68	2.07 [9]	—	[6]	.12	[9]	.08	[9]	.28	[9]
Class R-1:
12/31/2022	11.34	.32	(1.82)	(1.50)	(.41)	—	(.01)	(.42)	9.42	(13.36)	1		1.38		1.38		3.16
12/31/2021	11.66	.20	(.40)	(.20)	(.12)	—	—	(.12)	11.34	(1.70)	2		1.43		1.43		1.74
12/31/2020	10.25	.08	1.69	1.77	(.13)	(.23)	—	(.36)	11.66	17.19	1		1.53		1.50		.71
12/31/2019	9.82	.16	.53	.69	(.04)	(.22)	—	(.26)	10.25	7.26	2		1.60		1.60		1.52
12/31/2018	10.15	.25	(.30)	(.05)	(.28)	—	—	(.28)	9.82	(.54)[5]	1		1.73	[5]	1.68	[5]	2.50	[5]

Refer to the end of the table for footnotes.

56	American Funds Strategic Bond Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
12/31/2022	$11.32	$.32	$(1.81)	$(1.49)	$(.43)	$—	$(.01)	$(.44)	$9.39	(13.42)%	$6		1.37%		1.37%		3.10%
12/31/2021	11.64	.20	(.40)	(.20)	(.12)	—	—	(.12)	11.32	(1.71)	7		1.40		1.39		1.78
12/31/2020	10.25	.08	1.69	1.77	(.15)	(.23)	—	(.38)	11.64	17.32	7		1.51		1.49		.67
12/31/2019	9.81	.16	.54	.70	(.04)	(.22)	—	(.26)	10.25	7.14	3		1.64		1.63		1.61
12/31/2018	10.13	.24	(.29)	(.05)	(.27)	—	—	(.27)	9.81	(.45)	2		1.73		1.68		2.46
Class R-2E:
12/31/2022	11.35	.35	(1.83)	(1.48)	(.46)	—	(.01)	(.47)	9.40	(13.12)	3		1.13		1.13		3.42
12/31/2021	11.67	.24	(.41)	(.17)	(.15)	—	—	(.15)	11.35	(1.53)	1		1.15		1.15		2.07
12/31/2020	10.28	.11	1.70	1.81	(.19)	(.23)	—	(.42)	11.67	17.66	1		1.25		1.23		.96
12/31/2019	9.83	.20	.54	.74	(.07)	(.22)	—	(.29)	10.28	7.55 [5]	—	[6]	1.26	[5]	1.23	[5]	1.98	[5]
12/31/2018	10.15	.30	(.29)	.01	(.33)	—	—	(.33)	9.83	.15 [5]	—	[6]	1.24	[5]	1.18	[5]	3.07	[5]
Class R-3:
12/31/2022	11.34	.37	(1.83)	(1.46)	(.47)	—	(.01)	(.48)	9.40	(13.02)	12		.97		.97		3.55
12/31/2021	11.66	.25	(.40)	(.15)	(.17)	—	—	(.17)	11.34	(1.28)	11		.99		.99		2.21
12/31/2020	10.26	.13	1.69	1.82	(.19)	(.23)	—	(.42)	11.66	17.75	8		1.09		1.07		1.10
12/31/2019	9.82	.21	.53	.74	(.08)	(.22)	—	(.30)	10.26	7.71	4		1.18		1.17		2.05
12/31/2018	10.14	.29	(.29)	— [10]	(.32)	—	—	(.32)	9.82	(.11)	3		1.31		1.27		2.89
Class R-4:
12/31/2022	11.35	.40	(1.83)	(1.43)	(.50)	—	(.01)	(.51)	9.41	(12.75)	19		.66		.66		3.84
12/31/2021	11.67	.29	(.40)	(.11)	(.21)	—	—	(.21)	11.35	(.96)	16		.69		.68		2.56
12/31/2020	10.27	.16	1.70	1.86	(.23)	(.23)	—	(.46)	11.67	18.07	7		.79		.77		1.40
12/31/2019	9.82	.24	.54	.78	(.11)	(.22)	—	(.33)	10.27	8.00	4		.90		.89		2.34
12/31/2018	10.15	.31	(.30)	.01	(.34)	—	—	(.34)	9.82	.17	3		1.03		.99		3.16

Class R-5E:
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52)	—	(.01)	(.53)	9.43	(12.58)	6		.46		.46		4.01
12/31/2021	11.69	.31	(.41)	(.10)	(.22)	—	—	(.22)	11.37	(.91)	2		.52		.51		2.73
12/31/2020	10.29	.18	1.70	1.88	(.25)	(.23)	—	(.48)	11.69	18.35	2		.60		.58		1.59
12/31/2019	9.83	.26	.54	.80	(.12)	(.22)	—	(.34)	10.29	8.19	—	[6]	.72		.71		2.51
12/31/2018	10.16	.34	(.30)	.04	(.37)	—	—	(.37)	9.83	.38	—	[6]	.82		.77		3.44
Class R-5:
12/31/2022	11.37	.42	(1.82)	(1.40)	(.53)	—	(.01)	(.54)	9.43	(12.48)	5		.38		.38		4.11
12/31/2021	11.69	.32	(.40)	(.08)	(.24)	—	—	(.24)	11.37	(.70)	3		.40		.40		2.79
12/31/2020	10.29	.19	1.70	1.89	(.26)	(.23)	—	(.49)	11.69	18.44	3		.51		.49		1.67
12/31/2019	9.83	.27	.54	.81	(.13)	(.22)	—	(.35)	10.29	8.28	1		.62		.61		2.62
12/31/2018	10.15	.34	(.29)	.05	(.37)	—	—	(.37)	9.83	.52	1		.76		.72		3.43
Class R-6:
12/31/2022	11.37	.43	(1.83)	(1.40)	(.53)	—	(.01)	(.54)	9.43	(12.45)	5,718		.33		.33		4.19
12/31/2021	11.69	.34	(.42)	(.08)	(.24)	—	—	(.24)	11.37	(.67)	3,149		.36		.36		2.94
12/31/2020	10.29	.20	1.69	1.89	(.26)	(.23)	—	(.49)	11.69	18.49	1,243		.42		.42		1.68
12/31/2019	9.83	.26	.56	.82	(.14)	(.22)	—	(.36)	10.29	8.33	10		.63		.59		2.52
12/31/2018	10.15	.35	(.30)	.05	(.37)	—	—	(.37)	9.83	.56	29		.71		.67		3.47

Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	57

Financial highlights (continued)

	Year ended December 31,
Portfolio turnover rate for all share classes[11,12]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	75%	106%	155%	410%	295%
Including mortgage dollar roll transactions	228%	164%	367%	428%	295%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees, reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Amount less than $.01.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

58	American Funds Strategic Bond Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Strategic Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Funds Strategic Bond Fund (the “Fund”), including the investment portfolio, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
February 9, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Strategic Bond Fund	59

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2022, through December 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

60	American Funds Strategic Bond Fund

Expense example (continued)

	Beginning account value 7/1/2022	Ending account value 12/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$959.35	$3.56	.72%
Class A – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class C – actual return	1,000.00	955.72	7.00	1.42
Class C – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class T – actual return	1,000.00	960.80	2.03	.41
Class T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-1 – actual return	1,000.00	958.41	3.46	.70
Class F-1 – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class F-2 – actual return	1,000.00	960.76	2.13	.43
Class F-2 – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class F-3 – actual return	1,000.00	961.25	1.58	.32
Class F-3 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class 529-A – actual return	1,000.00	959.20	3.51	.71
Class 529-A – assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 529-C – actual return	1,000.00	955.28	7.29	1.48
Class 529-C – assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-E – actual return	1,000.00	958.35	4.49	.91
Class 529-E – assumed 5% return	1,000.00	1,020.62	4.63	.91
Class 529-T – actual return	1,000.00	960.54	2.37	.48
Class 529-T – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 529-F-1 – actual return	1,000.00	960.32	2.52	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,022.63	2.60	.51
Class 529-F-2 – actual return	1,000.00	960.78	2.08	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 529-F-3 – actual return	1,000.00	960.93	1.88	.38
Class 529-F-3 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class R-1 – actual return	1,000.00	956.20	6.76	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2 – actual return	1,000.00	956.11	6.71	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class R-2E – actual return	1,000.00	957.75	5.53	1.12
Class R-2E – assumed 5% return	1,000.00	1,019.56	5.70	1.12
Class R-3 – actual return	1,000.00	958.25	4.69	.95
Class R-3 – assumed 5% return	1,000.00	1,020.42	4.84	.95
Class R-4 – actual return	1,000.00	959.75	3.21	.65
Class R-4 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class R-5E – actual return	1,000.00	960.71	2.17	.44
Class R-5E – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-5 – actual return	1,000.00	961.10	1.83	.37
Class R-5 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class R-6 – actual return	1,000.00	961.28	1.58	.32
Class R-6 – assumed 5% return	1,000.00	1,023.59	1.63	.32

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Strategic Bond Fund	61

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2022:

Qualified dividend income	$656,000
Section 163(j) interest dividends	$539,713,000
Corporate dividends received deduction	$421,000
U.S. government income that may be exempt from state taxation	$232,180,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

62	American Funds Strategic Bond Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Strategic Bond Fund	63

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2015	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	96	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	91	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California; former Director, First Descents	97	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	97	Edwards Lifesciences; Public Storage
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993 –2003)	87	None
Merit E. Janow, 1958	2015	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2015	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2015	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	86	None
Karl J. Zeile, 1966 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company	21	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

64	American Funds Strategic Bond Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Ritchie Tuazon, 1978 President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer	2015	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Damien J. McCann, 1977 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Xavier Goss, 1980 Vice President	2022	Vice President — Capital Fixed Income Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2015	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2015	Senior Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2015	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer	2021	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Strategic Bond Fund	65

This page was intentionally left blank.

66	American Funds Strategic Bond Fund

This page was intentionally left blank.

American Funds Strategic Bond Fund	67

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

68	American Funds Strategic Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Strategic Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Strategic Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: https://www.jpmm.com/research/disclosures

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

SBF

Registrant:

a) Audit Fees:
Audit	2021	97,000
	2022	98,000

b) Audit-Related Fees:
	2021	1,000
	2022	2,000

c) Tax Fees:
	2021	10,000
	2022	10,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	1,427,000
	2022	2,394,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2021	1,000
	2022	394,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,441,000 for fiscal year 2021 and $2,801,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

 ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Principal Executive Officer

Date: February 28, 2023

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2023